AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 28, 2010

File Nos. 333-157876 and 811-22110

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    ☒

PRE-EFFECTIVE AMENDMENT NO. __

POST-EFFECTIVE AMENDMENT NO. 16  ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

AMENDMENT NO. 18  ☒

ADVISORSHARES TRUST
(Exact Name of Registrant as Specified in Charter)

3 Bethesda Metro Center, Suite 700, Bethesda, Maryland 20814
 (Address of Principal Executive Offices, Zip Code)

(877) 843-3831
(Registrant’s Telephone Number, including Area Code )

Noah Hamman
AdvisorShares Investments, LLC
3 Bethesda Metro Center
Suite 700
Bethesda, Maryland  20814

 (Name and Address of Agent for Service)

Copy to:
W. John McGuire
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, NW
Washington, DC 20004

It is proposed that this filing will become effective (check appropriate box):

☒           immediately upon filing pursuant to paragraph (b) of rule 485
☐           on (date) pursuant to paragraph (b)(1)(v) of rule 485
☐           60 days after filing pursuant to paragraph (a)(1) of rule 485
☐           on (date) pursuant to paragraph (a)(1) of rule 485
☐           75 days after filing pursuant to paragraph (a)(2) of rule 485
☐           on (date) pursuant to paragraph (a)(2) of rule 485

SiM Dynamic Allocation Diversified Income ETF NYSE Arca Ticker: DINC SiM Dynamic Allocation Growth Income ETF NYSE Arca Ticker: DGRO Sub-advised by: Strategic Income Management, LLC

ADVISORSHARES TRUST 3 Bethesda Metro Center Suite 700 Bethesda, Maryland 20814 www.advisorshares.com 877.THE.ETF1

Prospectus dated December 28, 2010

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission nor has the U.S. Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense

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TABLE OF CONTENTS

SIM DYNAMIC ALLOCATION DIVIDEND INCOME ETF
INVESTMENT GOAL	1
FUND FEES AND EXPENSES	1
PORTFOLIO TURNOVER	2
PRINCIPAL INVESTMENT STRATEGIES	2
PRINCIPAL RISKS OF INVESTING IN THE FUND	2
FUND PERFORMANCE	5
MANAGEMENT	5
PURCHASE AND SALE OF FUND SHARES, TAX INFORMATION AND PAYMENT TO BROKER DEALERS AND OTHER FINANCIAL INTERMEDIARIES	5
SIM DYNAMIC ALLOCATION GROWTH ETF
INVESTMENT GOAL	6
FUND FEES AND EXPENSES	6
PRINCIPAL INVESTMENT STRATEGIES	7
PRINCIPAL RISKS OF INVESTING IN THE FUND	7
FUND PERFORMANCE	10
MANAGEMENT	10
PURCHASE AND SALE OF FUND SHARES, TAX INFORMATION AND PAYMENT TO BROKER DEALERS AND OTHER FINANCIAL INTERMEDIARIES	10
ADDITIONAL FUND SUMMARY INFORMATION	11
MORE INFORMATION ABOUT FUND INVESTMENT GOALS	12
MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES	12
MORE INFORMATION ABOUT PRINCIPAL RISKS OF INVESTING IN THE FUNDS	12
MANAGEMENT OF THE FUNDS	17
SHAREHOLDER INFORMATION	19
DISTRIBUTION PLAN	20
TAX INFORMATION	20
ADDITIONAL INFORMATION	23

-ii-

SiM DYNAMIC ALLOCATION DIVERSIFIED INCOME ETF (NYSE Arca Ticker: DINC)

INVESTMENT GOAL

The Fund seeks to provide total return, consisting primarily of reinvestment and growth of income with some long-term capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	None
OTHER EXPENSES(a)	0.32%
ACQUIRED FUND FEES AND EXPENSES(b)	0.27%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.49%
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(c)	0.09%
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER AND/OR EXPENSE REIMBURSEMENT	1.40%

(a)	Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.

(b)
As a shareholder in certain Underlying ETPs (the “Acquired Funds”), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. “Acquired Fund Fees and Expenses” are based upon estimated amounts for the current fiscal year.

(c)
The Advisor has contractually agreed to reduce its fees and/or reimburse expenses in order to keep net expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.40% of the Fund’s average daily net assets until December 27, 2011. The expense limitation agreement (i) may be terminated at any time by the Board of Trustees, and (ii) will be terminated upon termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds.  This example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund.  If the commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

SiM Dynamic Allocation Diversified Income ETF	1 YEAR	3 YEARS
	$143	$462

1

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES
The Fund is considered a “fund-of-funds” that seeks to achieve its investment objective by primarily investing in other exchange-traded funds (“ETFs”) that offer diversified exposure to various investment types (equities, bonds, etc.), global regions, countries, styles (market capitalization, value, growth, etc.) or sectors, and exchange-traded products (“ETPs,” and together with ETFs, the “Underlying ETPs”) including, but not limited to, exchange-traded notes (“ETNs”), exchange-traded currency trusts and closed-end funds.

The Fund seeks to offer the potential for total return from a high level of income and a low level of capital growth, with exposure to a low level of principal risk. The Fund through its investments in the Underlying ETPs generally invests at least 60% of its net assets in domestic and international fixed income funds.

The Fund allocates its assets among Underlying ETPs in accordance with the Sub-Advisor’s outlook for the economy, the financial markets and the relative market valuations of the Underlying ETPs.  The Fund will sell interests or reduce investment exposure among market segments or Underlying ETPs, if appropriate, when Strategic Income Management, LLC’s (the “Sub-Advisor” or “SiM”) fundamental and quantitative factors indicate a low relative strength of such market segments and that such market segments are likely to underperform the market as a whole.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The Fund is subject to a number of risks that may affect the value of its shares, including:

Asset Allocation Risk.  The selection of the Underlying ETPs, and the allocation of the Underlying ETPs’ assets among the various market segments, may cause the Fund to underperform other funds with a similar investment objective that do not employ an asset allocation strategy. Because the risks and returns of different asset classes can vary widely over any given time period, the Fund’s performance could suffer if a particular asset class does not perform as expected.

Closed-End Fund Risk.  Secondary market trading prices of shares of closed-end funds should be expected to fluctuate and such prices may be higher or lower than the net asset value of a closed-end fund’s portfolio holdings.  There can be no guarantee that shares of a closed-end held by the Fund will not trade at a persistent and ongoing discount. Nor can there be any guarantee that an active market in shares of closed-end funds held by the Fund will exist. The Fund may not be able to sell closed-end fund shares at a price equal to the net asset value of the closed-end fund.

Early Closing Risk.  An unanticipated early closing of the Exchange may result in a shareholder’s inability to buy or sell shares of the Fund on that day.

Exchange-Traded Investments Risk. The Fund may invest in ETFs and ETPs. While the risks of owning shares of an ETF or ETP generally reflect the risks of owning the underlying investments of the ETF or ETP, lack of liquidity in an ETP or ETF can result in its value being more volatile than the underlying portfolio investments.

Liquidity Risk.  Trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable.

Market Risk.  Due to market conditions, the Fund’s investments may fluctuate significantly from day to day.  This volatility may cause the value of your investment in the Fund to decrease.

2

Trading Risk.  Shares of the Fund may trade below their NAV.  The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand.

Underlying Fund Investment Risk. Through its investments in the Underlying ETPs, the Fund will be subject to the risks associated with the Underlying ETPs’ investments, including the possibility that the value of the securities or other assets held by an Underlying ETP could decrease.  These risks include any combination of the risks described below, although the Fund’s exposure to a particular risk will be proportionate to the Fund’s overall allocation and Underlying ETP’s asset allocation.

•
Commodities Risk.  The commodities industries can be significantly affected by the level and volatility of commodity prices; world events including international monetary and political developments; import controls and worldwide competition; exploration and production spending; and tax and other government regulations and economic conditions.

•
Concentration Risk .  An Underlying ETP may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is overweighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not overweighted in an industry, group of industries, or sector.

•
Credit Risk . Certain of the Underlying ETPs are subject to the risk that a decline in the credit quality of a portfolio investment could cause an Underlying ETP’s share price to fall.  The Underlying ETPs could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations.

•
Emerging Markets Risk . There is an increased risk of price volatility associated with an Underlying ETP’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

•
Equity Risk . The prices of equity securities in which an Underlying ETP invests rise and fall daily.  These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

•
Fixed Income Risk .  An Underlying ETP’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected.  Either situation could cause the Underlying ETP to hold securities paying lower-than-market rates of interest, which could hurt the Fund’s yield or share price.

•
Foreign Currency Risk .  Currency movements may negatively impact the value of an Underlying ETP’s investments in securities of foreign issuers even when there is no change in the value of the security in the issuer’s home country. Under normal circumstances, the Underlying ETPs do not intend to hedge against the risk of currency exchange rate fluctuations, but some Underlying ETPs may reserve the right to do so if there is extreme volatility in currency exchange rates.

•
Foreign Securities Risk .  An Underlying ETP’s investments in securities of foreign issuers involve certain risks including, but not limited to, risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges).  In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States.  In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

3

•
“Growth” Investing Risk .  An Underlying ETP may pursue a “growth style” of investing.  Growth stocks can be volatile for several reasons.  Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market.  The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues.  If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

•
High Yield Risk .  An Underlying ETP may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”). High yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments.

•
Income Risk .  An Underlying ETP may derive dividend and interest income from certain of its investments.  This income can vary widely over the short- and long-term.  If prevailing market interest rates drop, distribution rates of an Underlying ETP’s income producing investments may decline which then may adversely affect the Fund’s value.

•
Interest Rate Risk . An Underlying ETP’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time.  As with any investment whose yield reflects current interest rates, an Underlying ETP’s yield will change over time.  During periods when interest rates are low, an Underlying ETP’s yield (and total return) also may be low.  To the extent that the investment adviser (or sub-adviser) of an Underlying ETP anticipates interest rate trends imprecisely, the Underlying ETP could miss yield opportunities or its share price could fall.

•
Investment Risk .  An investment in an Underlying ETP is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may experience losses with respect to its investment in an Underlying ETP. Further, there is no guarantee that an Underlying ETP will be able to achieve its objective.

•
Large-Cap Risk .  An Underlying ETP may invest in large-cap companies.  Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

•
Mid-Cap Risk .  An Underlying ETP may invest in mid-cap companies.  Mid-sized companies may be more volatile and more likely than large-capitalization companies to have limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

•
Real Estate Investment Trusts (REITs) Risk . Certain of the Underlying ETPs invest in REITs.  An Underlying ETP’s investments in REITs will be subject to the risks associated with the direct ownership of real estate.  Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

•
Small Cap Risk . An Underlying ETP may invest in small-cap companies.  Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small-capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends.  During a period when small-cap stocks fall behind other types of investments — large-cap stocks, for instance — the Underlying ETP’s performance could be reduced.

4

As with any fund, there is no guarantee that the Fund will achieve its investment goal.

FUND PERFORMANCE
The Fund is new and therefore does not have a performance history for a full calendar year.

MANAGEMENT

Name	Title

AdvisorShares Investments, LLC	Advisor

Strategic Income Management, LLC	Sub-Advisor and Portfolio Manager

PORTFOLIO MANAGER

Name and Title	Length of Service with Sub-Advisor
Randy Yoakum CFA, Portfolio Manager, Chief Executive Officer	Since 2010

PURCHASE AND SALE OF FUND SHARES, TAX INFORMATION AND PAYMENT TO BROKER DEALERS
AND OTHER FINANCIAL INTERMEDIARIES
For important information about purchase and sale of Fund shares, tax information, and payments to broker dealers and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 11 of the Prospectus.

5

SiM DYNAMIC ALLOCATION GROWTH INCOME ETF (NYSE Arca Ticker: DGRO)

INVESTMENT GOAL
The Fund seeks to provide total return, consisting primarily of long term capital appreciation with some reinvestment and growth of income.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Most investors will incur customary brokerage commissions when buying or selling shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of average net assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	None
OTHER EXPENSES(a)	0.32%
ACQUIRED FUND FEES AND EXPENSES(b)	0.25%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.47%
LESS FEE WAIVER AND/OR REIMBURSEMENT(c)	0.07%
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER AND/OR EXPENSE REIMBURSEMENT	1.40%

(d)	Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.

(e)
As a shareholder in certain Underlying ETPs (the “Acquired Funds”), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. “Acquired Fund Fees and Expenses” are based upon estimated amounts for the current fiscal year.

(f)
The Advisor has contractually agreed to reduce its fees and/or reimburse expenses in order to keep net expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.40% of the Fund’s average daily net assets until December 27, 2011. The expense limitation agreement (i) may be terminated at any time by the Board of Trustees and (ii) will be terminated upon termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds.  This example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund.  If the commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

SiM Dynamic Allocation Growth Income ETF	1 YEAR	3 YEARS
	$143	$457

6

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES
The Fund is considered a “fund-of-funds” that seeks to achieve its investment objective by primarily investing in other exchange-traded funds (“ETFs”) that offer diversified exposure to various investment types (equities, bonds, etc.), global regions, countries, styles (market capitalization, value, growth, etc.) or sectors, and exchange-traded products (“ETPs,” and together with ETFs, the “Underlying ETPs”) including, but not limited to, exchange-traded notes (“ETNs”), exchange-traded currency trusts and closed-end funds.

In general, the Fund seeks to offer investors the potential for total return from a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk. The Fund, through its investments in the Underlying ETPs, generally invests at least 60% of its net assets in domestic and international equity funds.

The Fund allocates its assets among Underlying ETPs in accordance with the Sub-Advisor’s outlook for the economy, the financial markets and the relative market valuations of the Underlying ETPs.  The Fund will sell interests or reduce investment exposure among market segments or Underlying ETPs, when Strategic Income Management, LLC’s (the “Sub-Advisor” or “SiM”) fundamental and quantitative factors indicate a low relative strength of such market segments and that such market segments are likely to underperform the market as a whole.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The Fund is subject to a number of risks that may affect the value of its shares, including:

Asset Allocation Risk.  The selection of the Underlying ETPs, and the allocation of the Underlying ETPs’ assets among the various market segments, may cause the Fund to underperform other funds with a similar investment objective that do not employ an asset allocation strategy. Because the risks and returns of different asset classes can vary widely over any given time period, the Fund’s performance could suffer if a particular asset class does not perform as expected.

Closed-End Fund Risk.  Secondary market trading prices of shares of closed-end funds should be expected to fluctuate and such prices may be higher or lower than the net asset value of a closed-end fund’s portfolio holdings.  There can be no guarantee that shares of a closed-end held by the Fund will not trade at a persistent and ongoing discount. Nor can there be any guarantee that an active market in shares of closed-end funds held by the Fund will exist. The Fund may not be able to sell closed-end fund shares at a price equal to the net asset value of the closed-end fund.

Early Closing Risk.  An unanticipated early closing of the Exchange may result in a shareholder’s inability to buy or sell shares of the Fund on that day.

Exchange-Traded Investments Risk. The Fund may invest in ETFs and ETPs. While the risks of owning shares of an ETF or ETP generally reflect the risks of owning the underlying investments of the ETF or ETP, lack of liquidity in an ETP or ETF can result in its value being more volatile than the underlying portfolio investments.

Liquidity Risk.  Trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable.

Market Risk.  Due to market conditions, the Fund’s investments may fluctuate significantly from day to day.  This volatility may cause the value of your investment in the Fund to decrease.

7

Trading Risk.  Shares of the Fund may trade below their NAV.  The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand.

Underlying Fund Investment Risk. Through its investments in the Underlying ETPs, the Fund will be subject to the risks associated with the Underlying ETPs’ investments, including the possibility that the value of the securities or other assets held by an Underlying ETP could decrease.  These risks include any combination of the risks described below, although the Fund’s exposure to a particular risk will be proportionate to the Fund’s overall allocation and Underlying ETP’s asset allocation.

•
Commodities Risk.  The commodities industries can be significantly affected by the level and volatility of commodity prices; world events including international monetary and political developments; import controls and worldwide competition; exploration and production spending; and tax and other government regulations and economic conditions.

•
Concentration Risk .  An Underlying ETP may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is overweighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not overweighted in an industry, group of industries, or sector.

•
Credit Risk . Certain of the Underlying ETPs are subject to the risk that a decline in the credit quality of a portfolio investment could cause an Underlying ETP’s share price to fall.  The Underlying ETPs could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations.

•
Emerging Markets Risk . There is an increased risk of price volatility associated with an Underlying ETP’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

•
Equity Risk . The prices of equity securities in which an Underlying ETP invests rise and fall daily.  These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

•
Fixed Income Risk .  An Underlying ETP’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected.  Either situation could cause the Underlying ETP to hold securities paying lower-than-market rates of interest, which could hurt the Fund’s yield or share price.

•
Foreign Currency Risk .  Currency movements may negatively impact the value of an Underlying ETP’s investments in securities of foreign issuers even when there is no change in the value of the security in the issuer’s home country. Under normal circumstances, the Underlying ETPs do not intend to hedge against the risk of currency exchange rate fluctuations, but some Underlying ETPs may reserve the right to do so if there is extreme volatility in currency exchange rates.

•
Foreign Securities Risk .  An Underlying ETP’s investments in securities of foreign issuers involve certain risks including, but not limited to, risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges).  In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States.  In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

8

•
“Growth” Investing Risk .  An Underlying ETP may pursue a “growth style” of investing.  Growth stocks can be volatile for several reasons.  Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market.  The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues.  If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

•
High Yield Risk .  An Underlying ETP may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”). High yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments.

•
Income Risk .  An Underlying ETP may derive dividend and interest income from certain of its investments.  This income can vary widely over the short- and long-term.  If prevailing market interest rates drop, distribution rates of an Underlying ETP’s income producing investments may decline which then may adversely affect the Fund’s value.

•
Interest Rate Risk . An Underlying ETP’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time.  As with any investment whose yield reflects current interest rates, an Underlying ETP’s yield will change over time.  During periods when interest rates are low, an Underlying ETP’s yield (and total return) also may be low.  To the extent that the investment adviser (or sub-adviser) of an Underlying ETP anticipates interest rate trends imprecisely, the Underlying ETP could miss yield opportunities or its share price could fall.

•
Investment Risk .  An investment in an Underlying ETP is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may experience losses with respect to its investment in an Underlying ETP. Further, there is no guarantee that an Underlying ETP will be able to achieve its objective.

•
Large-Cap Risk .  An Underlying ETP may invest in large-cap companies.  Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

•
Mid-Cap Risk .  An Underlying ETP may invest in mid-cap companies.  Mid-sized companies may be more volatile and more likely than large-capitalization companies to have limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

•
Real Estate Investment Trusts (REITs) Risk . Certain of the Underlying ETPs invest in REITs.  An Underlying ETP’s investments in REITs will be subject to the risks associated with the direct ownership of real estate.  Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

9

•
Small Cap Risk . An Underlying ETP may invest in small-cap companies.  Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small-capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends.  During a period when small-cap stocks fall behind other types of investments — large-cap stocks, for instance — the Underlying ETP’s performance could be reduced.

As with any fund, there is no guarantee that the Fund will achieve its investment goal.

FUND PERFORMANCE
The Fund is new and therefore does not have a performance history for a full calendar year.

MANAGEMENT

Name	Title

AdvisorShares Investments, LLC	Advisor

Strategic Income Management, LLC	Sub-Advisor and Portfolio Manager

PORTFOLIO MANAGER

Name and Title	Length of Service with Sub-Advisor

Randy Yoakum CFA, Portfolio Manager, Chief Executive Officer	Since 2010

PURCHASE AND SALE OF FUND SHARES, TAX INFORMATION AND PAYMENT TO BROKER DEALERS
AND OTHER FINANCIAL INTERMEDIARIES

For important information about purchase and sale of Fund shares, tax information, and payments to broker dealers and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 11 of the Prospectus.

10

ADDITIONAL FUND SUMMARY INFORMATION

PURCHASE AND SALE OF FUND SHARES

The Funds issue and redeem shares on a continuous basis at the net asset value (“NAV”) only in a large specified number of shares called a “Creation Unit.” The shares of the Funds that trade on the New York Stock Exchange Arca, Inc. (the “Exchange”) are “created” at their NAV by market makers, large investors and institutions only in block-size Creation Units of at least 50,000 shares.  A “creator” enters into an authorized participant agreement (“Participant Agreement”) with the Distributor or uses a Depository Trust Company (“DTC”) participant who has executed a Participant Agreement (an “Authorized Participant”), and deposits into a Fund a portfolio of securities closely approximating the holdings of that Fund and a specified amount of cash, together totaling the NAV of the Creation Unit(s), in exchange for 50,000 shares of that Fund (or multiples thereof).

Individual Fund shares may only be purchased and sold in secondary market transactions through brokers. The shares of the Funds are listed on the Exchange, and because shares trade at market prices rather than at net asset value, shares may trade at a value greater than or less than their net asset value.

TAX INFORMATION

The Funds intend to make distributions that may be taxed as ordinary income or capital gains (or a combination of both), unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account (“IRA”).

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

Investors purchasing shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges. If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Funds, the Advisor or the Sub-Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing broker-dealers or other intermediaries and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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MORE INFORMATION ABOUT FUND INVESTMENT GOALS
The investment goal of each Fund is non-fundamental and may be changed without shareholder approval.

MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES
Each Fund is an actively managed exchange-traded fund (“ETF”) and thus does not seek to replicate the performance of a specified index.  An actively managed ETF uses an active investment strategy to seek to meet its investment objective.  Accordingly, the Sub-Advisor, subject to the oversight of the Advisor and the Board, manages each Fund’s portfolio in accordance with each Fund’s investment objective.

SIM Dynamic Allocation Diversified Income ETF

Under normal market conditions, the Fund’s portfolio will generally:

•	invest up to 85% of its assets in Underlying ETPs that hold fixed-income securities as well as cash equivalents;
•	not invest more than 40% of its net assets in Underlying ETPs that primarily hold equity securities; and
•	invest up to 20% of its assets in any single Underlying ETP.

The Fund’s portfolio may temporarily exceed these percentage ranges for short periods without notice, and the Sub-Advisor, due to certain market conditions, may alter the percentage ranges when it deems appropriate.

SIM Dynamic Allocation Growth Income ETF

Under normal market conditions, the Fund’s portfolio will generally:

•	invest up to 85% of its assets in Underlying ETPs that primarily hold equity securities as well as cash equivalents;
•	not invest more than 40% of its net assets in Underlying ETPs that primarily hold fixed income securities; and
•	invest up to 20% of its assets in any single Underlying ETP.

The Fund’s portfolio may temporarily exceed these percentage ranges for short periods without notice, and the Sub-Advisor, due to certain market conditions, may alter the percentage ranges when it deems appropriate.

Transparency
Each Fund’s portfolio holdings will be disclosed on the Trust’s website daily after the close of trading on the Exchange and prior to the opening of trading on the Exchange the following day.

MORE INFORMATION ABOUT PRINCIPAL RISKS OF INVESTING IN THE FUNDS
An investment in either Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in Underlying ETPs so as to allocate their assets among various asset classes and market segments in the hope of achieving their respective investment objectives.

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The shares of each Underlying ETP will be listed on a national securities exchange and the ETFs are themselves registered investment companies.  Except for Underlying ETPs that hold non-US issues, the Funds will not otherwise invest in non-US issues. The Underlying ETPs will typically be managed by a third party not affiliated with the Advisor or Sub-Advisor.  Under normal market conditions, the Funds will purchase shares of the Underlying ETPs in the secondary markets.  When a Fund invests in an Underlying ETP, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the Underlying ETP’s expenses (including operating cost and management fees). A Fund will generally be required to pay higher expenses of the Underlying ETP if the Underlying ETP’s assets decline.  Consequently, an investment in a Fund entails more direct and indirect expenses than a direct investment in an Underlying ETP.

Through its investments in the Underlying ETPs, each Fund will be subject to the risks associated with the Underlying ETP’s investments.  Please see “Overview of the Principal Risks of the Underlying ETPs” section for a description of these risks.

Along with the risks associated with the Underlying ETPs, each Fund is subject to a number of other risks that may affect the value of its shares, including:

Asset Allocation Risk.  Each Fund’s particular asset allocation can have a significant effect on performance.  Asset allocation risk is the risk that the selection of the Underlying ETPs, and the allocation of assets among the Underlying ETPs will cause a Fund to underperform other funds with a similar investment objective. Because the risks and returns of different asset classes can vary widely over any given time period, a Fund’s performance could suffer if a particular asset class does not perform as expected.

Closed-End Fund Risk.  A closed-end fund is a pooled investment vehicle that is registered under the Investment Company Act of 1940 and whose shares are listed and traded on U.S. national securities exchanges.  Like any stock, a closed-end fund’s share price will fluctuate in response to market conditions and other factors.  Secondary market trading prices of closed-end funds should be expected to fluctuate and such prices may be higher or lower than the net asset value of a closed-end fund’s portfolio holdings.  When such prices are higher, shares are said to be trading at a “premium.”  When they are lower, shares are said to be trading at a “discount.”  Closed-end fund shares frequently trade at persistent and ongoing discounts to the net asset value of the closed-end fund’s portfolio investments.  There can be no guarantee that shares of a closed-end held by a Fund will not trade at a persistent and ongoing discount.  Nor can there be any guarantee that an active market in shares of closed-end funds held by a Fund will exist.  A Fund may not be able to sell closed-end fund shares at a price equal to the net asset value of the closed-end fund.  While a Fund seeks to take advantage of differences between the net asset value of closed-end fund shares and any secondary market premiums or discounts, a Fund may not be able to do so.  In addition, there can be no assurance that any closed-end fund will achieve its stated investment objective.

Early Closing Risk.  The normal close of trading of securities listed on the Exchange is 4:00 p.m., Eastern Time.  Unanticipated early closings of the Exchange may result in a shareholder’s inability to buy or sell securities of the Funds on that day.  If an exchange or market closes early on a day when a shareholder needs to execute a high volume of trades late in a trading day, the shareholder might incur substantial trading losses.

Exchange Traded Vehicle Risk.  Each Fund may invest in ETFs and ETPs. While the risks of owning shares of an ETP or ETF generally reflect the risks of owning the underlying investments of the ETP or ETF, lack of liquidity in an ETP or ETF can result in its value being more volatile than the underlying portfolio investments.  In addition, the value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced market.  If a rating agency lowers the issuer’s credit rating, the value of the ETN will decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation.

Liquidity Risk.  Trading in shares may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable.  In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules.  There can be no assurance that the requirements necessary to maintain the listing of the shares of a Fund will continue to be met or will remain unchanged.

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Market Risk.  Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time.  The Funds’ and an Underlying ETP’s investments may decline in value due to factors affecting securities or commodities markets generally, such as real or perceived adverse economic conditions or changes in interest or currency rates, or particular countries, segments, economic sectors, industries or companies within those markets.  The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.  Fluctuations in the value of securities and financial instruments in which a Fund or an Underlying ETP invests will cause the NAV of a Fund or Underlying ETP to fluctuate.  Historically, the markets have moved in cycles, and the value of a Fund’s and an Underlying ETP’s securities may fluctuate drastically from day to day.  Because of its link to the markets, an investment in a Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Trading Risk.  Shares of a Fund may trade below their NAV.  The NAV of shares will fluctuate with changes in the market value of a Fund’s holdings.  The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand.  However, given that shares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes premiums to, their NAVs), the Advisor does not believe that large discounts or premiums to NAV will exist for extended periods of time.

Underlying Fund Investment Risk.  A Fund is subject to the same risks as the Underlying ETPs in which it invests, except the Fund may have the benefit of additional diversification.  While the risks of owning shares of an Underlying ETP generally reflect the risks of owning the underlying securities or other assets of the Underlying ETP, lack of liquidity in an Underlying ETP can result in its value being more volatile than the underlying portfolio securities.  In addition, certain of the Underlying ETPs may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style.

As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in a Fund.

OVERVIEW OF THE PRINCIPAL RISKS OF THE UNDERLYING ETPs
The value of your investment in a Fund is based primarily on the prices of the Underlying ETPs that the Fund purchases.  In turn, the price of each Underlying ETP is based on the value of its securities.  The prices of these securities change daily and each Underlying ETP’s performance reflects the risks of investing in a particular asset class or classes.  Certain of the Underlying ETPs reflect the risks of equity investing, while others reflect the risks of investing in fixed income securities, foreign securities or a combination of these types of securities.  An overview of the principal risks of the Underlying ETPs is provided below.  The degree to which the risks described below apply to a Fund varies according to its asset allocation.  A complete list of each Underlying ETP can be found daily on the Trust’s website.  Each investor should review the complete description of the principal risks of each Underlying ETP prior to investing in a Fund.

Concentration Risk. An Underlying ETP may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is overweighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not overweighted in an industry, group of industries, or sector.

Credit Risk.  Certain of the Underlying ETPs are subject to the risk that a decline in the credit quality of a portfolio investment could cause the Underlying ETP’s share price to fall.  The Underlying ETPs could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations.  Below investment-grade bonds (junk bonds) involve greater risks of default or downgrade and are more volatile than investment-grade bonds.  Below investment-grade bonds also involve greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer’s creditworthiness.  In addition, issuers of below investment-grade bonds may be more susceptible than other issuers to economic downturns.  Such bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity.  Discontinuation of these payments could substantially adversely affect the market value of the bonds.

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Emerging Markets Risk.  An Underlying ETP’s investments in securities of emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.  Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.  It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.  In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries.  As a result, there will tend to be an increased risk of price volatility associated with an Underlying ETP’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Equity Risk.  The prices of equity securities in which the Underlying ETPs invest rise and fall daily.  These price movements may result from factors affecting individual companies, industries or the securities market as a whole.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

Fixed Income Risk.  An Underlying ETP’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected.  Either situation could cause the Underlying ETP to hold securities paying lower-than-market rates of interest, which could hurt the Underlying ETP’s yield or share price.  In addition, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates.  As a result, in a period of rising interest rates, an Underlying ETP that holds these securities may exhibit additional volatility.  This is known as extension risk.  When interest rates decline, borrowers may pay off their fixed income securities sooner than expected.  This can reduce the returns of an Underlying ETP because the Underlying ETP will have to reinvest that money at the lower prevailing interest rates.  This is known as prepayment risk.

Foreign Currency Risk.  A Fund may invest in Underlying ETPs that hold securities denominated in foreign currency.  The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. Dollar. These currency movements may negatively impact the value of an Underlying ETP’s investment in the securities of foreign issuers even when there is no change in the value of the security in the issuer’s home country. Under normal circumstances, the Underlying ETPs do not intend to hedge against the risk of currency exchange rate fluctuations, but some Underlying ETPs may reserve the right to do so if there is extreme volatility in currency exchange rates.

Foreign Securities Risk.  An Underlying ETP’s investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers.  These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges).  In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States.  The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.  An Underlying ETP with foreign investments may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.  Foreign withholdings taxes may be imposed on income earned by an Underlying ETP’s investment in foreign securities which may reduce the return on such investments.  There also is the risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

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“Growth” Investing Risk.  An Underlying ETP may pursue a “growth style” of investing.  Growth stocks can be volatile for several reasons.  Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market.  The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues.  If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.  Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks.

High Yield Risk.  An Underlying ETP may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”). High yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments. The value of these securities often fluctuates in response to company, political or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the ability of certain of the underlying funds to sell these securities (liquidity risk).  These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. If the issuer of a security is in default with respect to interest or principal payments, the Underlying ETP may lose its entire investment.

Income Risk.  An Underlying ETP may derive dividend and interest income from certain of its investments.  This income can vary widely over the short- and long-term.  If prevailing market interest rates drop, distribution rates of an Underlying ETP’s income producing investments may decline which then may adversely affect a Fund’s value.  The dividend and interest income produced by certain of the Underlying ETP’s portfolio holdings also may be adversely affected by the particular circumstances and performance of the individual issuers of such investments.

Interest Rate Risk.  An Underlying ETP’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time.  As with any investment whose yield reflects current interest rates, an Underlying ETP’s yield will change over time.  During periods when interest rates are low, an Underlying ETP’s yield (and total return) also may be low.  Changes in interest rates also may affect an Underlying ETP’s share price: a sharp rise in interest rates could cause the fund’s share price to fall.  This risk is greater when the Underlying ETP holds bonds with longer maturities.  To the extent that the investment adviser (or sub-adviser) of an Underlying ETP anticipates interest rate trends imprecisely, the Underlying ETP could miss yield opportunities or its share price could fall.

Large-Cap Risk.  An Underlying ETP may invest in large-cap companies.  Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — the Underlying ETP’s performance could be reduced.

Mid-Cap Risk.  An Underlying ETP may invest in mid-cap companies.  Historically, mid-cap stocks have been riskier than large-cap stocks. Stock prices of mid-cap companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when mid-cap stocks fall behind other types of investments — large-cap stocks, for instance — the Underlying ETP’s performance could be reduced.

Real Estate Investment Trusts (REITs) Risk.  Certain of the Underlying ETPs invest in REITs.  An Underlying ETP’s investments in REITs will be subject to the risks associated with the direct ownership of real estate.  Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.  REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders.  In addition, REITs have their own expenses, and the Underlying ETP will bear a proportionate share of those expenses.

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Small-Cap Risk.  Historically, small-cap stocks have been riskier than large- and mid-cap stocks.  Accordingly, Underlying ETPs that invest in small-cap securities may be more volatile than Underlying ETPs that invest in large- and mid-cap securities.  Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns.  Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.  In addition, smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies.  Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.  These risks are even greater for the micro-cap companies that the Underlying ETPs may own.  Micro-cap companies are followed by relatively few securities analysts and there tends to be less information about them.  Their securities generally have limited trading volumes and are subject to even more abrupt, erratic price movements.  Micro-cap companies are even more vulnerable to adverse business and market developments. During a period when small-cap stocks fall behind other types of investments — large-cap stocks, for instance — the Underlying ETP’s performance could be reduced.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Temporary Defensive Positions.  To respond to adverse market, economic, political or other conditions, the Funds may invest 100% of its total assets, without limitation, either directly or through Underlying ETPs, in high-quality debt securities and money market instruments.  The Funds may be invested in these instruments for extended periods, depending on the Sub-Advisor’s assessment of market conditions.  While a Fund is in a defensive position, the opportunity to achieve its investment objective will be limited.  Furthermore, to the extent that a Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because a Fund would bear its pro-rata portion of such money market fund’s advisory fees and operational fees.

Please see the Statement of Additional Information (“SAI”) for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS
A description of the Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available (i) in the SAI and (ii) on the Trust’s website.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR
AdvisorShares Investments, LLC, located at 3 Bethesda Metro Center, Suite 700, Bethesda, Maryland 20814, serves as investment advisor of the Funds.  The Advisor continuously reviews, supervises, and administers the Funds’ investment program. In particular, the Advisor provides investment and operational oversight of the Sub-Advisor. The Board supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities.  As of December 15, 2010, the Advisor had approximately $146,000,000 in assets under management.  Pursuant to an investment advisory agreement between the Trust and the Advisor, the Advisor is entitled to 0.90% of the NAV of each Fund and such fees do not include breakpoints.

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The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.  The Advisor has contractually agreed to reduce its fees and/or reimburse expense in order to keep net expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) from exceeding 1.40% of each Fund’s average daily net assets until December 27, 2011.  The expense limitation agreement (i) may be terminated at any time by the Board of Trustees, (ii) may be terminated by the Advisor upon ninety days’ prior written notice to the Trust, and (iii) will be terminated upon termination of the investment advisory agreement between the Advisor and a Fund. The investment advisory agreement may be terminated: (i) by the Board, for any reason at any time, (ii) with respect to any Fund; upon the affirmative vote of a majority of the outstanding voting securities of that Fund; or (iii) by the Advisor upon thirty (30) days’ prior written notice to the Trust.  If at any point it becomes unnecessary for the Advisor to reduce fees or make expense reimbursements, the Board may permit the Advisor to retain the difference between the Total Annual Fund Operating Expenses and 1.40% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period.

A discussion regarding the basis for the Board’s approval of the Funds’ investment advisory agreement will be available in the Funds’ June 30, 2011 Annual Report to Shareholders.

INVESTMENT SUB-ADVISOR
Strategic Income Management, LLC (SiM), located at 720 Olive Way, Suite 1675, Seattle, WA 98101, serves as investment sub-advisor to the Funds.  The Sub-Advisor is responsible for selecting the Funds’ investments according to the Funds’ investment objectives, policies and restrictions.  SiM was established in 2010.  SiM is an investment manager engaged primarily in the management of “value-driven and income-focused” asset allocation and high yield portfolios, serving as investment adviser to a variety of individual and institutional accounts.  As of December 2010, SiM had approximately $11 million in assets under management.

Pursuant to an investment sub-advisory agreement between the Sub-Advisor and the Advisor, the Advisor pays the Sub-Advisor, on a monthly basis out of its management fee, an annual advisory fee of 0.60% based on the average daily net assets of each Fund.

A discussion regarding the basis for the Board’s approval of the investment sub-advisory agreement will be available in the Funds’ June 30, 2011 Annual Report to Shareholders.

PORTFOLIO MANAGER
The following portfolio manager is primarily responsible for the day-to-day management of the Funds.

Randall L Yoakum, CFA, Portfolio Manager, Chief Executive Officer
Mr. Yoakum co-founded Strategic Income Management LLC (SiM) in September, 2010, and is responsible for portfolio management, investment strategy and economic research.  Mr. Yoakum has 27 years experience in the investment management business, focused primarily on equity and asset allocation markets. Before starting SiM, Mr. Yoakum was the Chief Investment Strategist and Chairman of the Asset Allocation Team for Edge Asset Management LLC, an affiliate of Principal Global Investors.  Mr. Yoakum developed, implemented, and articulated the Asset Allocation Strategies for Edge Asset Management LLC and its predecessor from 1987 to 1994 and rejoined the company in 1999.  Mr. Yoakum holds the Chartered Financial Analyst designation, is a member of the CFA Society of Seattle, and has a B.B.A. from Pacific Lutheran University and an M.B.A. from Arizona State University.

Additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in a Fund is available in the SAI.

OTHER SERVICE PROVIDERS
Foreside Fund Services, LLC (the “Distributor”) is the principal underwriter and distributor of the Funds’ shares.  Its principal address is Three Canal Plaza, Suite 100, Portland, Maine 04101.  The Distributor will not distribute shares in less than whole Creation Units, and it does not maintain a secondary market in the shares.  The Distributor is a broker-dealer registered under the Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is not affiliated with the Advisor, The Bank of New York Mellon Corporation or their affiliates.

The Bank of New York Mellon Corporation, located at 101 Barclay Street, New York, New York 10286, serves as the administrator, custodian, transfer agent and fund accounting agent for the Funds.

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Morgan, Lewis & Bockius LLP, located at 1111 Pennsylvania Avenue, N.W., Washington, D.C. 20004, serves as legal counsel to the Funds.

Tait, Weller & Baker LLP, located at 1818 Market Street, Philadelphia PA 19103, serves as the Funds’ independent registered public accounting firm.  The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

SHAREHOLDER INFORMATION

CALCULATING NET ASSET VALUE (NAV)
The Funds calculate NAV by: (i) taking the current market value of its total assets; (ii) subtracting any liabilities; and (iii) dividing that amount by the total number of shares owned by shareholders.

The Funds calculate NAV once each business day as of the regularly scheduled close of normal trading on the Exchange (normally, 4:00 p.m., Eastern Time). The Exchange is typically closed on weekends and most national holidays.

In calculating NAV, the Funds generally value investment portfolios at market price.  If market prices are unavailable or a Fund thinks that they are unreliable, or when the value of a security has been materially affected by events occurring after the relevant market closes, the Fund will price those securities at fair value as determined in good faith using methods approved by the Board of Trustees.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

More information about the valuation of the Funds’ holdings can be found in the SAI.

SHARE TRADING PRICES
The prices of Fund shares are based on market price, which may differ from a Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.  The Exchange intends to disseminate the approximate value of the portfolio underlying a share of a Fund every fifteen seconds.  This approximate value should not be viewed as a “real-time” update of the NAV of a Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The Funds are not involved in, or responsible for, the calculation or dissemination of such values and makes no warranty as to their accuracy.

DIVIDENDS AND DISTRIBUTIONS
The Funds pay out dividends to shareholders at least annually.  A Fund distributes its net capital gains, if any, to shareholders annually.

ACTIVE INVESTORS AND MARKET TIMING
Shares of the Funds are listed for trading on the Exchange, which allows retail investors to purchase and sell individual shares at market prices throughout the trading day similar to other publicly traded securities. Because these secondary market trades do not involve a Fund directly, it is unlikely that secondary market trading would cause any harmful effects of market timing for example: dilution, disruption of portfolio management, increases in the Funds’ trading costs or realization of capital gains. The Board has determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of the Funds’ shares because a Fund sells and redeems its shares at NAV only in Creation Units pursuant to the terms of a Participant Agreement between the Distributor and an Authorized Participant, principally in exchange for a basket of securities that mirrors the composition of a Fund’s portfolio and a specified amount of cash.  Direct trading by Authorized Participants is critical to ensuring that the Funds’ shares trade at or close to NAV. The Funds also impose transaction fees on such Creation Unit transactions that are designed to offset the Funds’ transfer and other transaction costs associated with the issuance and redemption of the Creation Unit shares.

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BOOK ENTRY
Shares are held in book-entry form, which means that no stock certificates are issued.  DTC or its nominee, is the record owner of all outstanding shares of a Fund and is recognized as the owner of all shares.

Investors owning shares of a Fund are beneficial owners as shown on the records of DTC or its participants.  DTC serves as the securities depository for all shares.  Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC.  As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares.  Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants (e.g., broker-dealers, banks, trust companies, or clearing companies).  These procedures are the same as those that apply to any stocks that you hold in book entry or “street name” through your brokerage account.

INVESTING IN A FUND
For more information on how to buy and sell shares of a Fund, call the Trust at 877.THE.ETF1 (877.843.3831) or visit the Funds’ website at www.advisorshares.com.

INVESTMENTS BY INVESTMENT COMPANIES
The acquisition of shares of the Funds by other investment companies are subject to the restrictions of Section 12(d)(1) of the Investment Company Act of 1940.

DISTRIBUTION PLAN
The Funds have adopted a Distribution Plan that allows each Fund to pay distribution fees to the Distributor and other firms that provide distribution services. If a service provider provides distribution services, a Fund will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of its average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Distributor will, in turn, pay the service provider out of its fees.

No distribution fees are currently charged to the Funds; there are no plans to impose these fees, and no such fees will be charged prior to December 27, 2011.  However, in the event that 12b-1 fees are charged in the future, because a Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.  In that event, the Funds will notify investors by adding disclosure on the Funds’ website and in the Funds’ prospectus. Any distribution fees will be approved by the Board.

TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and shareholders.  The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action.  You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in a Fund.  More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes.

Tax Status of the Funds

Each Fund is treated as a separate entity for federal tax purposes and intends to qualify for the special tax treatment afforded to regulated investment companies (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”).  As long as the Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

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Tax Status of Distributions

•	The Funds will, at least annually, distribute substantially all of its net investment income and net capital gains income.

•
The income dividends and short-term capital gains distributions you receive from a Fund will be taxed as either ordinary income or qualified dividend income.  Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income. Dividends received by a Fund from an Underlying ETP taxable as a RIC are qualified dividend income only to the extent the dividend distributions are made out of qualified dividend income received by such Underlying ETP. Absent further legislation income dividends will be subject to ordinary income rates of up to 39.6% for taxable years beginning after December 31, 2010.

•
Beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a 3.8% Medicare contribution tax will apply on “net investment income,” including interest, dividends, and capital gains.

•
Any long-term capital gains distributions you receive from the Funds are taxable as long-term capital gains regardless of how long you have owned your shares.  Long-term capital gains are currently taxed at a maximum rate of 15%.  Absent further legislation, long-term capital gains will be taxable at 20% (18% for assets held for more than 5 years) for taxable years beginning after December 31, 2010.

•	Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

•
Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the Funds from U.S. corporations, subject to certain limitations.

•	Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

•	Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

•	The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

•
If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account.  You should consult your tax adviser regarding the tax rules that apply to your retirement account.

Taxes on Exchange-Listed Share Sales

Currently, any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.

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Investment in Foreign Securities

Certain ETFs may be subject to foreign withholding taxes on income it may earn from investing in foreign securities which may reduce the return on such investments.  In addition, the ETFs’ investments in foreign securities or foreign currencies may increase or accelerate the Funds’ recognition of ordinary income and may affect the timing or amount of the Funds’ distributions. Foreign tax credits will not be passed through the Fund to you from ETFs.

Non-U.S. Investors

If you are not a citizen or permanent resident of the United States, the Funds’ ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. Under currently pending legislation, the Funds may, under certain circumstances, designate all or a portion of a dividend as an “interest-related dividend” that if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met.  The Funds may also, under such pending legislation and in certain circumstances, designate all or a portion of a dividend as a “short-term capital gain dividend” which if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year.

Backup Withholding

The Funds will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided a Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) who has failed to certify to the Funds that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in the Funds.  It is not a substitute for personal tax advice.  Consult your personal tax advisor about the potential tax consequences of an investment in the Funds under all applicable tax laws.

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SiM Dynamic Allocation ETFs

Advisor	AdvisorShares Investments, LLC
3 Bethesda Metro Center, Suite 700
Bethesda, Maryland 20814

Sub-Advisor	Strategic Income Management, LLC
720 Olive Way, Suite 1675
Seattle, Washington 98101

Distributor	Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Legal Counsel	Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, N.W.
Washington, D.C. 20004

Administrator &	The Bank of New York Mellon Corporation
Transfer Agent	101 Barclay Street
New York, NY 10286

Custodian	The Bank of New York Mellon Corporation
101 Barclay Street
New York, NY 10286

ADDITIONAL INFORMATION

Additional and more detailed information about the Funds is included in the SAI dated December 28, 2010. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its website (“http://www.sec.gov”) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090). You may request documents from the SEC by mail, upon payment of a duplication fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or by emailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the Annual or Semi-Annual Reports (once available), without charge by calling 877.843.3831, visiting the website at advisorshares.com, or writing to the Trust at 3 Bethesda Metro Center, Suite 700, Bethesda, Maryland  20814. Additional information about the Funds’ investments will be available in the Annual and Semi-Annual Reports. Also, in the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Funds. This Prospectus does not constitute an offering by the Funds in any jurisdiction where such an offering is not lawful.

The Trust’s SEC Investment Company Act File Number is 811-22110.

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STATEMENT OF ADDITIONAL INFORMATION

ADVISORSHARES TRUST
3 Bethesda Metro Center
Suite 700
Bethesda, Maryland 20814
877.843.3831
www.advisorshares.com

AdvisorShares Trust (the “Trust”) is an investment company offering professionally managed investment portfolios. This Statement of Additional Information (“SAI”) relates to shares of the following portfolios (the “Funds”):

(DINC) SiM DYNAMIC ALLOCATION DIVERSIFIED INCOME ETF

(DGRO) SiM DYNAMIC ALLOCATION GROWTH INCOME ETF

This SAI is not a prospectus.  It should be read in conjunction with the Funds’ Prospectus, dated December 28, 2010 which incorporates this SAI by reference.  Capitalized terms not defined herein are defined in the Prospectus.  Copies of the Funds’ Prospectus are available, without charge, upon request to the Trust at the address above or by telephoning the Trust at the telephone number above. Shares of the Funds are subject to listing on New York Stock Exchange Arca, Inc. (the “Exchange”), and will trade in the secondary market.

The date of this SAI is December 28, 2010

GENERAL INFORMATION ABOUT THE TRUST

The Trust, an open-end management investment company, was organized as a Delaware statutory trust on July 30, 2007. The Trust currently consists of eight investment portfolios (each a “fund”), the SiM Dynamic Allocation Diversified Income ETF, SiM Dynamic Allocation Growth Income ETF, (each, a “Fund” and collectively, the “Funds”), Madrona Forward Domestic ETF, Madrona Forward International ETF, Madrona Forward Global Bond ETF, Active Bear ETF, Cambria Global Tactical ETF, WCM / BNY Mellon Focused Growth ADR ETF, Mars Hill Global Relative Value ETF, Peritus High Yield ETF and Dent Tactical ETF. All payments received by the Trust for shares of any fund belong to that fund.  Each Fund has its own assets and liabilities. Additional series and/or classes may be created from time to time.

The shares of the Funds are subject to approval for listing on the Exchange, subject to notice of issuance. The shares of the Funds described in the Funds’ Prospectus will trade on the Exchange at market prices that may be below, at, or above net asset value (“NAV”) of that Fund.

The Funds offer and issue shares at NAV only in aggregated lots of 50,000 or more shares (each a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for: (i) a basket of portfolio securities (the “Deposit Securities”); and (ii) an amount of cash (the “Cash Component”). Shares are redeemable only in Creation Unit Aggregations, and, generally, in exchange for portfolio securities and a specified cash payment.

The Trust reserves the right to offer an “all cash” option for creations and redemptions of Creation Units for a Fund. In addition, Creation Units may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain a cash deposit with the Trust at least equal to 115% of the market value of the missing Deposit Securities. In each instance, transaction fees may be imposed that will be higher than the transaction fees associated with traditional in-kind creations or redemptions. In all cases, such fees will be limited in accordance with U.S. Securities and Exchange Commission (“SEC”) requirements applicable to management investment companies offering redeemable securities. See the “Creation and Redemption of Creation Units” section for detailed information.

INVESTMENT OBJECTIVES, POLICIES, TECHNIQUES AND RISK FACTORS

General
AdvisorShares Investments, LLC (the “Advisor”) serves as the investment advisor to the Funds.  The day-to-day portfolio management of the Funds is provided by Strategic Income Management, LLC, the sub-advisor to the Funds (“SiM” or the “Sub-Advisor”).  The Sub-Advisor selects a group of Underlying ETPs (as defined below) for the Funds pursuant to an “active” management strategy for security selection and portfolio construction. Each Fund will periodically change the composition of its portfolio to best meet its investment objective. The Prospectus describes the key features of each Fund, as well as important additional information.

Investment Objective
The investment objectives of the Funds are as follows.  There can be no assurance that these objectives will be achieved.  Each Fund’s investment objective may be changed by AdvisorShares Board of Trustees without the approval of shareholders.

SiM Dynamic Allocation Diversified Income ETF	The Fund seeks to provide total return, consisting primarily of reinvestment and growth of income with some long-term capital appreciation.
SiM Dynamic Allocation Growth Income ETF	The Fund seeks to provide total return, consisting primarily of long term capital appreciation with some reinvestment and growth of income.

Investment Policies
Information in this Statement of Additional Information supplements the discussion in the Prospectus regarding investment policies and restrictions of the Funds. Unless otherwise specified, the investment policies and restrictions are not fundamental policies and may be changed by the Board of Trustees without shareholder approval. Fundamental policies and restrictions of each Fund may not be changed without the approval of at least a majority of the outstanding shares of that Fund or, if it is less, 67% of the shares represented at a meeting of shareholders at which the holders of 50% or more of the shares are represented.

Investment Strategies
Each Fund is considered a “fund-of-funds” that seeks to achieve its investment objective by primarily investing in other exchange-traded funds (“ETFs”) that offer diversified exposure to various investment types (equities, bonds, etc.), global regions, countries, styles (market capitalization, value, growth, etc.) or sectors, and exchange-traded products (“ETPs,” and together with ETFs, the “Underlying ETPs”) including, but not limited to, exchange-traded notes (“ETNs”), exchange-traded currency trusts and closed-end funds.

SiM Dynamic Allocation Diversified Income ETF

The Fund seeks to offer the potential for total return from a high level of income and a low level of capital growth, with exposure to a low level of principal risk. The Fund through its investments in the Underlying ETPs generally invests at least 60% of its net assets in domestic and international fixed income funds.

The Fund allocates its assets among Underlying ETPs in accordance with the Sub-Advisor’s outlook for the economy, the financial markets and the relative market valuations of the Underlying ETPs.  The Fund will sell interests or reduce investment exposure among market segments or Underlying ETPs, if appropriate, when the Sub-Advisor's fundamental and quantitative factors indicate a low relative strength of such market segments and that such market segments are likely to underperform the market as a whole.

SiM Dynamic Allocation Growth Income ETF

In general, the Fund should offer investors the potential for total return from a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk. The Fund through its investments in the Underlying ETPs will generally invest at least 60% of the net assets in equity securities.

The Fund allocates its assets among Underlying ETPs in accordance with the Sub-Advisor’s outlook for the economy, the financial markets and the relative market valuations of the Underlying ETPs. The Fund will sell interests or reduce investment exposure among market segments or Underlying ETPs, if appropriate, when the Sub-Advisor's fundamental and quantitative factors indicate a low relative strength of such market segments and that such market segments are likely to underperform the market as a whole.

RISK FACTORS

Borrowing
While the Funds do not anticipate doing so, each Fund may borrow money for investment purposes. Borrowing for investment purposes is one form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Because substantially all of the Funds’ assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the NAV of a Fund will increase more when that Fund’s portfolio assets increase in value and decrease more when that Fund’s portfolio assets decrease in value than would otherwise be the case.  Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds.  Under adverse conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.  The Funds may use leverage during periods when the Sub-Advisor believes that a Fund’s investment objective would be furthered.

The Funds may also borrow money to facilitate management of a Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by a Fund promptly.  As required by the Investment Company Act of 1940 (the “1940 Act”), the Funds must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Fund’s assets should fail to meet this 300% coverage test, that Fund, within three days (not including Sundays and holidays), will reduce the amount of a Fund’s borrowings to the extent necessary to meet this 300% coverage requirement.  Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of a Fund’s total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement.  The Funds are authorized to pledge portfolio securities as the Sub-Advisor deems appropriate as may be necessary in connection with any borrowings for extraordinary or emergency purposes, in which event such pledging may not exceed 15% of a Fund's assets, valued at cost.

Equity Securities
The Funds and certain of the Underlying ETPs may invest in equity securities.  Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of a Fund to fluctuate. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. A Fund or an Underlying ETP may purchase equity securities traded in the U.S. on registered exchanges or the over-the-counter market. The Funds or Underlying ETPs may invest in the types of equity securities described below:

•
Common Stock.  Common stock represents an equity or ownership interest in an issuer.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

•
Preferred Stock.  Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

•
Warrants.  Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time.  Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security.  The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company.  A warrant ceases to have value if it is not exercised prior to its expiration date.  These factors can make warrants more speculative than other types of investments.

•
Convertible Securities.  Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio.  A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue.  If a convertible security held by a Fund is called for redemption or conversion, a Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks.  Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities.  Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion.  The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates.  When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities.  However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder.  When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase.  At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks.  Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise.  Convertible securities are also subject to credit risk, and are often lower-quality securities.

•
Small and Medium Capitalization Issuers.  Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management.  The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

•
Master Limited Partnerships (“MLPs”).  MLPs are limited partnerships in which the ownership units are publicly traded.  MLP units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter market.  MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects.  Generally, a MLP is operated under the supervision of one or more managing general partners.  Limited partners are not involved in the day-to-day management of the partnership.

The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation.  For example, state law governing partnerships is often less restrictive than state law governing corporations.  Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation.  Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

•
Investments in Foreign Equity Securities.   The Underlying ETPs may invest in the equity securities of foreign issuers, including the securities of foreign issuers in emerging countries.  Emerging or developing markets exist in countries that are considered to be in the initial stages of industrialization.  The risks of investing in these markets are similar to the risks of international investing in general, although the risks are greater in emerging and developing markets.  Countries with emerging or developing securities markets tend to have economic structures that are less stable than countries with developed securities markets.  This is because their economies may be based on only a few industries and their securities markets may trade a small number of securities.  Prices on these exchanges tend to be volatile, and securities in these countries historically have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

Fixed Income Securities

The market value of the fixed income investments in which a Fund or Underlying ETP may invest will change in response to interest rate changes and other factors.  During periods of falling interest rates, the values of outstanding fixed income securities generally rise.  Conversely, during periods of rising interest rates, the values of such securities generally decline.  Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.  Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments.  Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect a fund’s NAV.  Additional information regarding fixed income securities is described below:

•
Duration.  Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates.  For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent.  Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

•
Variable and Floating Rate Securities.  Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature.  Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices.  The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes.  There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.  A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

Debt Securities .  A Fund, through its investment in Underlying ETPs, may invest in debt securities.  A debt security is a security consisting of a certificate or other evidence of a debt (secured or unsecured) on which the issuing company or governmental body promises to pay the holder thereof a fixed, variable, or floating rate of interest for a specified length of time, and to repay the debt on the specified maturity date. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate debt securities, government securities, municipal securities, convertible securities, and mortgage-backed securities. Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities.  Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call/prepayment risk, inflation risk, credit risk, and currency risk.

Investments in ETFs
Each Fund may invest in the securities of ETFs consistent with the requirements of Section 12(d)(1) of the 1940 Act, or any rule, regulation or order of the SEC or interpretation thereof.

If a Fund invests in, and thus, is a shareholder of, an ETF, that Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such ETF, including advisory fees, in addition to both the management fees payable directly by a Fund to the Fund’s own investment adviser and the other expenses that a Fund bears directly in connection with a Fund’s own operations.

The ETFs in which a Fund may invest will primarily be index-based ETFs that hold substantially all of their assets in securities representing a specific index.  The main risk of investing in index-based investments is the same as investing in a portfolio of securities comprising the index.  The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs).  Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.  The Trust has entered into agreements with several ETFs that permit, pursuant to an SEC order, the Funds, to purchase shares of those ETFs beyond the Section 12(d)(1) limits described above.

Certain underlying ETFs may not produce qualifying income for purposes of the “90% Test” (as defined below under the heading “Federal Income Taxes”) which must be satisfied in order for a Fund to maintain its status as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). The Funds intend to monitor such investments to ensure that any non-qualifying income does not exceed permissible limits, however, if one or more underlying ETFs generate more non-qualifying income than expected it could cause the Funds to inadvertently fail the 90% Test thereby causing the Funds to inadvertently fail to qualify as a regulated investment company under the Code. Please see the discussion below under the heading “Federal Income Taxes” for more information.

Exchange-Traded Notes
Each Fund may invest in exchange-traded notes (“ETNs”). ETNs are debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indexes. In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a weekly basis, typically in a minimum amount of 50,000 units, or hold the ETNs until maturity.  ETNs may be riskier than ordinary debt securities and may have no principal protection.  A Fund’s investment in an ETN may be influenced by many unpredictable factors, including highly volatile commodities prices, changes in supply and demand relationships, weather, agriculture, trade, changes in interest rates, and monetary and other governmental policies, action and inaction. Investing in ETNs is not equivalent to investing directly in index components or the relevant index itself. Because ETNs are debt securities, they possess credit risk; if the issuer has financial difficulties or goes bankrupt, the investor may not receive the return it was promised.

Certain ETNs may not produce qualifying income for purposes of the “90% Test” (as defined below under the heading “Federal Income Taxes”) which must be satisfied in order for a Fund to maintain its status as a regulated investment company under the Code. Each Fund intends to monitor such investments to ensure that any non-qualifying income does not exceed permissible limits, however, if one or more ETNs generate more non-qualifying income than expected it could cause a Fund to inadvertently fail the 90% Test thereby causing a Fund to inadvertently fail to qualify as a regulated investment company under the Code. Please see the discussion below under the heading “Federal Income Taxes” for more information.

Closed-End Funds
Each Fund may invest in closed-end funds, pooled investment vehicles that are registered under the 1940 Act and whose shares are listed and traded on U.S. national securities exchanges. Like any stock, a closed-end fund’s share price will fluctuate in response to market conditions and other factors. Secondary market trading prices of closed-end funds should be expected to fluctuate and such prices may be higher or lower than the net asset value of a closed-end fund’s portfolio holdings. When such prices are higher, shares are said to be trading at a “premium.” When they are lower, shares are said to be trading at a “discount.” Closed-end fund shares frequently trade at persistent and ongoing discounts to the net asset value of the closed-end fund’s portfolio investments. There can be no guarantee that shares of a closed-end fund held by a Fund will not trade at a persistent and ongoing discount. Nor can there be any guarantee that an active market in shares of the closed-end funds held by a Fund will exist. A Fund may not be able to sell closed-end fund shares at a price equal to the net asset value of the closed-end fund. While the Funds seek to take advantage of differences between the net asset value of closed-end fund shares and any secondary market premiums or discounts, the Funds may not be able to do so. In addition, there can be no assurance that any closed-end fund will achieve its stated investment objective. While the Funds attempt to invest in a diversified basket of closed-end funds, lackluster performance of a single closed-end fund can have a negative impact on the performance of a Fund as a whole. A Fund may lose money on its investment in any closed-end fund which, in turn, may cause investors to lose money on an investment in that Fund.

Lending of Portfolio Securities
The Funds may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Funds’ Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). The Funds will not lend portfolio securities to the Advisor, Sub-Advisor, or their affiliates unless it has applied for and received specific authority to do so from the SEC.  Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily.  Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.  A Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as a Fund’s securities lending agent.  By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral.

The Funds will adhere to the following conditions whenever portfolio securities are loaned: (i) a Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) a Fund must be able to terminate the loan on demand; (iv) a Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) a Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, a Fund’s administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, a Fund must terminate the loan and regain the right to vote the securities.  The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met.  Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

Portfolio Turnover
Portfolio turnover may vary from year to year, as well as within a year. A higher portfolio turnover rate would likely involve correspondingly greater brokerage commissions and transaction and other expenses which would be borne by the Funds. A higher portfolio turnover rate may also result in higher taxes when Fund shares are held in a taxable account.  In addition, the Funds’ portfolio turnover level may adversely affect the ability of a Fund to achieve its investment objective.  Because the Funds’ portfolio turnover rate, to a great extent, will depend on the creation and redemption activity of investors, it is difficult to estimate what the Funds’ actual portfolio turnover rates will be in the future.

“Portfolio Turnover Rate” is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year.  Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate.

Repurchase Agreements
The Funds may enter into repurchase agreements with financial institutions, which may be deemed to be loans.  The Funds follow certain procedures designed to minimize the risks inherent in such agreements.  These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Sub-Advisor.  In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement.  In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral.  However, the exercising of a Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, that Fund could suffer a loss.  It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amount to more than 15% of a Fund’s net assets.  The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Sub-Advisor, liquidity or other considerations so warrant.

Reverse Repurchase Agreements
The Funds may enter into reverse repurchase agreements without limit as part of the Funds’ investment strategy.  Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by a Fund to repurchase the same assets at a later date at a fixed price.  Generally, the effect of such a transaction is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while a Fund will be able to keep the interest income associated with those portfolio securities.  Such transactions are advantageous only if the interest cost to a Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise.  Opportunities to achieve this advantage may not always be available, and the Funds intend to use the reverse repurchase technique only when this will be advantageous to a Fund.  The Funds will establish a segregated account with the Trust’s custodian bank in which a Fund will maintain cash or cash equivalents or other portfolio securities equal in value to a Fund’s obligations in respect of reverse repurchase agreements.  Such reverse repurchase agreements could be deemed to be a borrowing, but are not senior securities.

U.S. Government Securities
The Funds may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance.  U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years.  Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, Freddie Mac, the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (“Farmer Mac”).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law.  U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

When-Issued and Delayed-Delivery Securities
The Funds, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction).  These securities are subject to market fluctuation and no interest accrues to the purchaser during this period.  At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, that Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining a Fund’s NAV.  The Funds will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of a Fund’s net assets would be so invested.  At the time of delivery of the securities, the value of the securities may be more or less than the purchase price.  A Fund will also establish a segregated account with that Fund’s custodian bank in which a Fund will maintain cash or liquid securities equal to or greater in value than that Fund’s purchase commitments for such when-issued or delayed-delivery securities.  The Trust does not believe that the Funds’ NAV or income will be adversely affected by a Fund’s purchase of securities on a when-issued or delayed-delivery basis.

Zero Coupon Bonds
The Funds may invest in U.S. Treasury zero-coupon bonds.  These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons.  Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity.  Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds.  Because dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, a Fund may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation.  Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments.  Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity.  Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds.  Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of “Separate Trading of Registered Interest and Principal of Securities” (or “STRIPS”).  While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds.  Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.

Real Estate Investment Trusts (REITs)
The Funds may invest in shares of REITs.  REITs are pooled investment vehicles which invest primarily in real estate or real estate related loans.  REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs.  Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents.  Equity REITs can also realize capital gains by selling properties that have appreciated in value.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.  Like regulated investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Code.  The Funds will indirectly bear their proportionate share of any expenses paid by REITs in which they invest in addition to the expenses paid by the Funds.  Investing in REITs involves certain unique risks.  Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended.  REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects.  REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the Act. REITs (especially mortgage REITs) are also subject to interest rate risks.

Investing in foreign real estate companies makes a Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general.  In addition, foreign real estate companies depend upon specialized management skills, may not be diversified, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets.  Foreign real estate companies have their own expenses, and a Fund will bear a proportionate share of those expenses.

Temporary Defensive Positions
To respond to adverse market, economic, political or other conditions, the Funds may invest 100% of their total assets, without limitation, in high-quality short-term debt securities and money market instruments.  The Funds may be invested in these instruments for extended periods, depending on the Sub-Advisor’s assessment of market conditions.  These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.  While a Fund is in a defensive position, the opportunity to achieve its investment objective will be limited.  Furthermore, to the extent that a Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because a Fund would bear its pro- rata portion of such money market funds’ advisory fees and operational fees.  The Funds may also invest a substantial portion of their assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

INVESTMENT RESTRICTIONS

Fundamental Policies of the Funds
In addition to the limits disclosed above and the investment limitations described in the Prospectus, the Funds are subject to the following investment limitations that are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of a Fund.  Under the 1940 Act, a “vote of a majority of the outstanding voting securities” of a fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund or (2) 67% or more of the shares present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

Borrowing. The Funds may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. The 1940 Act presently allows a fund to: (1) borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets, (2) borrow money for temporary purposes in an amount not exceeding 5% of the value of a Fund’s total assets at the time of the loan and (3) enter into reverse repurchase agreements.

Commodities. The Funds may not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts.

Diversification. The Funds may not (i) with respect to 75% of its total assets, purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or shares of investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.  For purposes of this policy, the issuer of the underlying security will be deemed to be the issuer of the respective Depositary Receipt.

Concentration. The Funds may not invest 25% or more of total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries. The Funds will not invest 25% or more of total assets in any investment company that so concentrates.  This limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or shares of investment companies. For purposes of this policy, the issuer of the underlying security will be deemed to be the issuer of the respective Depositary Receipt.

Loans, Repurchase Agreements and Loans of Portfolio Securities.  The Funds may make loans only as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Real Estate. The Funds may not purchase or sell real estate, except that, to the extent permitted by applicable law, the Funds may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

Senior Securities. The Funds may not issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Underwriting. The Funds may not underwrite securities issued by others, except to the extent that the Funds may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities or in connection with investments in other investment companies.

Non-Fundamental Policies
The following investment limitation is a non-fundamental policy of the Funds and may be changed with respect to the Funds by the Board:

The Funds may not purchase illiquid securities.

CONTINUOUS OFFERING

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws.  Because new Creation Unit of shares are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur.  Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor (as defined below), breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares.  A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters,” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act.  Firms that incur a prospectus-delivery obligation with respect to shares are reminded that, under Rule 153 of the 1933 Act, a prospectus-delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on an exchange is satisfied by the fact that the prospectus is available at the exchange upon request.  The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in the Funds is contained in the Prospectus.  The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

Shares of the Funds are listed and traded on the Exchange.  The shares of the Funds will trade on the Exchange at prices that may differ to some degree from a Fund’s NAV.  There can be no assurance that the requirements of the Exchange necessary to maintain the listing of shares will continue to be met.

As in the case of other stocks traded on the Exchange, broker’s commissions on purchases or sales of shares in market transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Funds.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Brokerage Transactions.  Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable.  Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down.  Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities.  Generally, the Funds will not pay brokerage commissions for such purchases.  When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession.  The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark up or reflect a dealer’s mark down.  When the Funds execute transactions in the over-the-counter market, they will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Sub-Advisor may place a combined order, often referred to as “bunching,” for two or more accounts it manages, including the Funds, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution.  Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund.  Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or Fund may obtain, it is the opinion of the Sub-Advisor, the Advisor, and the Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions.  In addition, in some instances a Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order.  Nonetheless, the Sub-Advisor and Advisor believe that the ability of the Funds to participate in higher volume transactions will generally be beneficial to the Funds.

Brokerage Selection.  The Trust does not expect to use one particular broker-dealer to effect the Trust’s portfolio transactions.  When one or more broker-dealers is believed capable of providing the best combination of price and execution, the Sub-Advisor may not select a broker-dealer based on the lowest commission rate available for a particular transaction.  In those cases, the Sub-Advisor may pay a higher commission than otherwise would be available as permitted by Section 28(e) of the Securities Exchange Act of 1934 (the “Exchange Act”), which provides that the Sub-Advisor may cause a Fund to pay a broker-dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged as long as the Sub-Advisor makes a good faith determination that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer.  To the extent the Sub-Advisor obtains brokerage and research services that it otherwise would acquire at its own expense, the Sub-Advisor may have incentive to place a greater volume of transactions or pay higher commissions than would otherwise be the case.

The Sub-Advisor will only obtain brokerage and research services from broker-dealers in arrangements permitted by Section 28(e) of the Exchange Act.  The types of products and services that the Sub-Advisor may obtain from broker-dealers through such arrangements will include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis.  The Sub-Advisor may use products and services provided by brokers in servicing all of its client accounts and not all such products and services may necessarily be used in connection with the account that paid commissions to the broker-dealer providing such products and services.  Any advisory or other fees paid to the Sub-Advisor are not reduced as a result of the receipt of brokerage and research services.

In some cases the Sub-Advisor may receive a product or service from a broker that has both a “research” and a “non-research” use.  When this occurs, the Sub-Advisor makes a good faith allocation between the research and non-research uses of the product or service.  The percentage of the service that is used for research purposes may be paid for with brokerage commissions, while the Sub-Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes.  In making this good faith allocation, the Sub-Advisor faces a potential conflict of interest, but the Sub-Advisor believes that its allocation procedures are reasonably designed to appropriately allocate the anticipated use of such products and services to research and non-research uses.

Brokerage with Fund Affiliates. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Funds, the Advisor, the Sub-Advisor, or the Distributor for a commission in conformity with the 1940 Act, the Exchange Act and rules promulgated by the SEC. Under the 1940 Act and the Exchange Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Funds on an exchange if a written contract is in effect between the affiliate and a Fund expressly permitting the affiliate to receive and retain such compensation.  These rules further require that commissions paid to the affiliate by a Fund for exchange transactions not exceed “usual and customary” brokerage commissions.  The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.”  The Board, including those who are not “interested persons” of the Funds, has adopted procedures for evaluating the reasonableness of commissions paid to affiliates and reviews these procedures periodically.

Securities of “Regular Broker-Dealers.”  The Funds are required to identify any securities of “regular brokers and dealers” (as such term is defined in the 1940 Act) which the Funds may hold at the close of its most recent fiscal year.  “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares.  Because the Funds are new, as of the date of this SAI, the Funds did not hold any securities of its “regular brokers and dealers.”

MANAGEMENT OF THE TRUST

Board Responsibilities.  The Board of Trustees is responsible for overseeing the management and affairs of each Fund and the Trust’s other funds, which are not described in this SAI. The Board has considered and approved contracts, as described herein, under which certain companies provide essential management and administrative services to the Trust.  Like most mutual funds, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by third-party service providers, such as the Advisor, Sub-Advisor, Distributor and Administrator.  The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers.  Risk management seeks to identify and eliminate or mitigate the potential effects of risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or funds.  Under the overall supervision of the Board and the Audit Committee (discussed in more detail below), the service providers to the Funds employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Funds to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur.  Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Sub-Advisor is responsible for the day-to-day management of the Funds’ portfolio investments) and, consequently, for managing the risks associated with that activity. The Board has emphasized to the Funds’ service providers the importance of maintaining vigorous risk management.

The Board’s role in risk management oversight begins before the inception of a fund, at which time the fund’s primary service providers present the Board with information concerning the investment objectives, strategies and risks of the fund as well as proposed investment limitations for the fund.  Additionally, the Advisor provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure.  Thereafter, the Board oversees the risk management of the fund’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the fund and its service providers, including in particular the Trust’s Chief Compliance Officer and the fund’s independent accountants.  The Board and, with respect to identified risks that relate to its scope of expertise, the Audit Committee oversee efforts by management and service providers to manage risks to which the fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Advisor and receives information about those services at its regular meetings.  In addition, on an annual basis, in connection with its consideration of whether to renew the Advisory Agreement and Sub-Advisory Agreement with the Advisor and Sub-Advisor, respectively, the Board meets with the Advisor and Sub-Advisor to review such services.  Among other things, the Board regularly considers the Advisor’s and Sub-Advisor’s adherence to the Funds’ investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations.  The Board also reviews information about the Funds’ investments, including, for example, portfolio holdings schedules and reports on the Advisor’s or Sub-Advisor’s use of higher-risk financial instruments in managing a Fund, if any, as well as reports on the Funds’ investments in other investment companies.

The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund and Advisor risk assessments.  At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Advisor and Sub-Advisor.  The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Funds’ service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities.  The Administrator makes regular reports to the Board concerning investments for which market quotations are not readily available.  Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Funds’ financial statements, focusing on major areas of risk encountered by a Fund and noting any significant deficiencies or material weaknesses in the Funds’ internal controls.  Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods.  The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their review of these reports and discussions with the Advisor, Sub-Advisor, the Chief Compliance Officer, the independent registered public accounting firm, and other service providers, the Board and the Audit Committee review in detail the material risks of each Fund, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Funds can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Funds’ goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness.  Moreover, despite the periodic reports the Board receives, it may not be made aware of all of the relevant information of a particular risk.  Most of the Funds’ investment management and business affairs are carried out by or through the Funds’ Advisor, Sub-Advisor and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Funds’ and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls.  As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

Members of the Board and Officers of the Trust.  Set forth below are the names, ages, position with the Trust, term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust.  Also included below is the term of office for each of the Executive Officers of the Trust.  The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust.

The Chairman of the Board, Noah Hamman, is an interested person of the Trust as that term is defined in the 1940 Act.  The Trust does not have a single lead independent Trustee.  The Trust has determined its leadership structure is appropriate given the specific characteristics the Trust and its operations.  The Trust made this determination in consideration of, among other things, the fact that the Trustees who are not interested persons of the Funds (i.e., “independent Trustees”) constitute at least fifty (50%) of the Board, the fact that the Audit Committee is composed of the independent Trustees, the amount of assets under management in the Trust, and the number of funds (and classes of shares) overseen by the Board.  The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from Fund management.

Name, Address and Date of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee
Trustees Who Are Interested Persons of AdvisorShares Trust
Noah Hamman* 3 Bethesda Metro Center, Suite 700, Bethesda, MD 20814 (born 1968)	Trustee, No set term; served since 2009	Founder of AdvisorShares Investments, LLC (2006-present); President, CEO of Arrow Investment Advisors, LLC (2006-2008); Vice-President - Business Development of Rydex Investments (2001-2006).	11	None
Trustees Who Are Not Interested Persons of AdvisorShares Trust
Elizabeth (Betsy) Piper/Bach 3 Bethesda Metro Center, Suite 700, Bethesda, MD 20814 (born 1952)	Trustee, No set term; served since 2009	Vice President/CCO of NADA Retirement Administrators (2009-present); President of Cardinal Trust and Investments; CIO for Wilson/Bennett Capital Management (2006); Senior Vice President and Chief Trust Officer at FBR National Trust Co., (2001).	11	1
Vacant**
Officers of AdvisorShares Trust
Noah Hamman 3 Bethesda Metro Center, Suite 700, Bethesda, MD 20814 (born 1968)	Chief Executive Officer & President, No set term; served since 2009	Founder of AdvisorShares Investments, LLC (2006-present); President, CEO of Arrow Investment Advisors, LLC (2006-2008); Vice-President - Business Development of Rydex Investments (2001-2006).	11	None

Name, Address and Date of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee
Dan Ahrens 4144 N. Central Expressway, Suite 600, Dallas, TX 75204 (born 1966)	Chief Compliance Officer, Secretary & Treasurer, No set term; served since 2009.	Executive Vice President of AdvisorShares Investments, LLC (2008 - present); President of Ahrens Advisors, LP (2005-2008); President of Mutuals Advisors, Inc. & Mutuals.com Funds (2003-2005).	11	None

*	Mr. Hamman is an “interested” person of the Trust, as that term is defined in the 1940 Act, by virtue of his ownership and controlling interest in the Advisor.

**	The Board generally includes two independent trustees. The Trust expects to retain a second independent trustee to serve on the board in the near future.

Board Standing Committee.  The Board has established the following standing committee.

Audit Committee.  The Board has a standing Audit Committee that is composed of each of the independent Board members of the Trust.  The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust’s independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; serving as a channel of communication between the independent registered public accounting firm and the Board; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, if any, reports submitted to the Committee by the Trust’s service providers that are material to the Trust as a whole, and management’s responses to any such reports; reviewing the Trust’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, the independent registered public accounting firm’s report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with the Trust’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust’s financial statements; and other audit related matters.  Each Independent Trustee serves as a member of the Audit Committee. The Audit Committee will meet periodically as necessary.

Individual Trustee Qualifications

The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Trust and the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Funds’ shareholders.  The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Hamman should serve as Trustee because of the experience he has gained with respect to mutual fund company business development, and the development of exchange-traded funds in particular, in his past position with Rydex Investments, and as the President and co-founder of a registered investment adviser to a mutual fund company in his past position with Arrow Investment Advisors, LLC.  Mr. Hamman’s knowledge of and experience in the financial services industry, in general, also qualifies him to serve as Trustee.

The Trust has concluded that Ms. Piper/Bach should serve as Trustee because of her extensive experience in and knowledge of public company accounting and auditing, the financial services industry and in fiduciary and banking law.  In particular, during her 28 years in the financial services industry, Ms. Piper/Bach has gained relevant experience in her roles as President and CIO of a well established wealth management and trust services firm, Vice President and Chief Trust Officer of a large custodian bank and President of a large regional brokerage and wealth management group.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Funds and all AdvisorShares Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC.  “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act.  The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Fund Name	Dollar Range of Fund Shares	Aggregate Dollar Range of Shares in All AdvisorShares Funds Overseen by Trustee
Interested Trustees
Noah Hamman	None	$0	$10,001 - $50,000
Independent Trustees
Elizabeth (Betsy) Piper/Bach	None	$0	$0 - $10,000

Board Compensation. – The following table sets forth the estimated compensation that will be paid by the Trust for the fiscal year ending June 30, 2011.

Name of Trustee	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued as Part of Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex
Interested Trustees
Noah Hamman	N/A	N/A	N/A	N/A
Independent Trustees
Paul Aaronson*	$2,000	N/A	N/A	$2,000
Elizabeth (Betsy) Piper/Bach	$2,000	N/A	N/A	$2,000

* Mr. Aaronson resigned from the Board in August 2010.

Code of Ethics
The Board, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act.  In addition, the Advisor, Sub-Advisor and Distributor have adopted a Code of Ethics pursuant to Rule 17j-1.  These Codes of Ethics (each a “Code of Ethics” and together the “Codes of Ethics”) apply to the personal investing activities of trustees, directors, officers and certain employees (“access persons”).  Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons.  Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes.  In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in IPOs.  Copies of the Codes of Ethics are on file with the SEC, and are available to the public.

Proxy Voting
The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Sub-Advisor.  The Sub-Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI. The Board will periodically review the Funds’ proxy voting record.

The Trust will annually disclose its complete proxy voting record on Form N-PX.  The Trust’s most recent Form N-PX will be available without charge, upon request by calling 877.843.3831 or by writing to the Trust at 3 Bethesda Metro Center, Suite 700, Bethesda, Maryland 20814. The Trust’s Form N-PX will also be available on the SEC’s web site at www.sec.gov.

The Advisor and the Advisory Agreement
The Advisor, a registered investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”), is located at 3 Bethesda Metro Center, Suite 700, Bethesda, Maryland 20814.  The Advisor is a Delaware limited liability company organized on October 12, 2006.  The membership units are owned and controlled by Wilson Lane Group, LLC (which is controlled by Noah Hamman), and by Fund.com, Inc.

Pursuant to an investment advisory agreement with the Trust, dated June 2, 2009 (the “Advisory Agreement”), the Advisor serves as the investment advisor for the Trust and provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to direction and control of the Board and the officers of the Trust.

For its investment management services, the Advisor is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.90%, based on the average daily net assets of each Fund.  The Advisor has contractually agreed to reduce its fees and reimburse expense in order to keep Net Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.40% of each Fund's average daily net assets until December 27, 2011.  The expense limitation agreement (i) may be terminated at any time by the Board, (ii) may be terminated by the Advisor upon ninety days’ prior written notice to the Trust, with such termination to be effective as of the close of business on the last day of the then-current one-year period; or at such earlier time provided that such termination is approved by majority vote of the Trustees and the Independent Trustees voting separately, and (iii) will be terminated upon termination of the investment advisory agreement between the Advisor and a Fund.  The investment advisory agreement may be terminated: (i) by the Board, for any reason at any time, (ii) with respect to any Fund, upon the affirmative vote of a majority of the outstanding voting securities of that Fund; or (iii) by the Advisor upon thirty (30) days’ prior written notice to the Trust.  If at any point it becomes unnecessary for the Advisor to reduce fees or make expense reimbursements, the Board may permit the Advisor to retain the difference between the Total Annual Fund Operating Expenses and 1.40% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period.

The Advisor manages the investment and the reinvestment of the assets of the Funds, in accordance with the investment objectives, policies, and limitations of each Fund, subject to the general supervision and control of the Board and the officers of the Trust.  The Advisor bears all costs associated with providing these advisory services and the expenses of the members of the Board who are affiliated with or interested persons of the Advisor.  The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares. The Advisor may from time to time reimburse certain expenses of the Funds in order to limit a Fund’s operating expenses as described in the Prospectus.

After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by a majority vote of the Trustees, including a majority vote of such Trustees who are not “interested persons” of the Trust or the Advisor, at a meeting called for the purpose of voting on such approval; or (ii) the vote of a majority of the outstanding voting securities of the Funds.  The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to each Fund, by a majority of the outstanding shares of that Fund.  In addition, the Advisor may at any time terminate the Advisory Agreement by not more than sixty (60) days’ nor less than thirty (30) days’ written notice to the Trust.

Factors considered by the Board in the approval or renewal of the Advisory Agreement will be included in the Semi-Annual Report to Fund shareholders.

The Sub-Advisor and the Sub-Advisory Agreement
The Sub-Advisor, a registered investment adviser under the Advisers Act, is located at 720 Olive Way, Suite 1675, Seattle, WA 98101.  The Sub-Advisor is a limited liability corporation established in 2010.

Pursuant to an investment sub-advisory agreement with the Advisor dated December 21, 2010 (the “Sub-Advisory Agreement”), the Sub-Advisor serves as the investment sub-advisor for the Funds, makes the investment decisions for the Funds and continuously reviews, supervises and administers the investment program of the Funds, subject to the supervision of, and policies established by, the Advisor and the Board.

Sub-Advisory Fees Paid to the Sub-Advisor.  For its services under the Sub-Advisory Agreement, Strategic Income Management LLC is entitled to a fee, which is calculated daily and paid monthly, by the Advisor, at an annual rate of 0.60%, based on the average daily net assets of each Fund. The Funds are newly organized and as of the date of this SAI, the Sub-Advisor has not yet received fees under the Sub-Advisory Agreement.

After the initial two-year term, the continuance of the Sub-Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the respective Sub-Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.  The Sub-Advisory Agreement will terminate automatically in the event of its assignment, or in the event of a termination of the Advisory Agreement, and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days’ nor more than 60 days’ written notice to the Sub-Advisor, or by the Sub-Advisor on 90 days’ written notice to the Trust. The Sub-Advisory Agreement provide that the Sub-Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Factors considered by the Board in the approval or renewal of the Sub-Advisory Agreement will be included in the Annual Report to Fund shareholders.

Portfolio Manager
This section includes information about the Funds’ portfolio manager, including information about other accounts he manages, the dollar range of Fund shares they own and how they are compensated.

Strategic Income Management, LLC (“Strategic Income Management” or “SiM”): Investment Sub-Adviser to SiM Dynamic Allocation Diversified Income ETF and SiM Dynamic Allocation Growth Income ETF.

Compensation. Mr. Yoakum is co-founder and a material equity owner of SiM, and therefore is eligible to receive distributions based on the SiM’s profitability.  In addition, over time SiM aims to competitively compensate its portfolio managers through a combination of base salary and an annual performance bonus. This objective performance bonus is based primarily on the achievement of clients' objectives and their long-term investment results compared to appropriate benchmarks.

The portfolio manager does not receive any compensation directly from the Funds or the Funds’ investment advisor.

Fund Shares Owned by Portfolio Manager. The portfolio manager did not beneficially own any shares of the Funds as of the date of this SAI.

Accounts Managed by Portfolio Manager. Including the Funds, the portfolio manager is responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets	Number of Accounts	Total Assets (in millions)
Randall Yoakum	4	0	0	0	0	0

Conflicts of Interest. The portfolio manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with his management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other.  The other accounts may have the same investment objective as one of the Funds.  Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Sub-Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Administration, Custody and Transfer Agency Agreements

The Bank of New York Mellon Corporation (the “Administrator”) serves as administrator, custodian and transfer agent for the Funds.  The principal address of the Administrator is 101 Barclay Street, New York, NY 10286. Under an administration agreement with the Trust, the Administrator provides necessary administrative and accounting services for the maintenance and operations of the Trust and the Funds. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such services.  Under a custodian agreement with the Trust, the Administrator maintains in separate accounts cash, securities and other assets of the Trust and the Funds, keeps all necessary accounts and records, and provides other services. The Administrator is required, upon the order of the Trust, to deliver securities held by it and to make payments for securities purchased by the Trust for the Funds.  Pursuant to a transfer agency and service agreement with the Trust, the Administrator acts as a transfer agent for the Trust’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust.

Distribution
Distributor. Foreside Fund Services, LLC (the “Distributor”) serves as the principal underwriter and distributor of shares of the Funds.  The principal address of the Distributor is Three Canal Plaza, Suite 100, Portland, Maine 04101.  The Distributor has entered into agreement with the Trust pursuant to which it distributes shares of the Funds (the “Distribution Agreement”).  The Distributor continually distributes shares of the Funds on a best effort basis.  The Distributor has no obligation to sell any specific quantity of Fund shares.  The Distribution Agreement will continue for two years from its effective date and is renewable annually.  Shares are continuously offered for sale by the Funds through the Distributor only in Creation Units, as described in the Prospectus.  Shares in less than Creation Units are not distributed by the Distributor.  The Distributor is a broker-dealer registered under the 1934 Act and a member of FINRA.  The Distributor, its affiliates and officers have no role in determining the investment policies or which securities are to be purchased or sold by the Funds.  The Distributor is not affiliated with the Trust, the Advisor, Sub-Advisor, or any stock exchange.

The Distribution Agreement for the Funds will provide that it may be terminated at any time, without the payment of any penalty, on at least sixty (60) days prior written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Funds.  The Distribution Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).

Distribution Plan.  Each Fund has adopted a Distribution Plan applicable to the shares.  Under the Distribution Plan, the Distributor, or designated Service Providers, may receive up to 0.25% of each Fund’s assets attributable to shares as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act. Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as broker-dealers, mutual fund “supermarkets” and the Distributor’s affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Funds), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Because the Funds are new, as of the date of this SAI, the Funds have not yet commenced operations and therefore did not pay the Distributor any fees for services provided pursuant to the terms of the Distribution Plan including: advertising, printing and mailing of prospectuses to other than current shareholders; compensation to underwriters; compensation to broker-dealers; compensation to sales personnel; interest, carrying, or other financing charges.

Costs and Expenses.  Each Fund bears all expenses of its operation other than those assumed by the Advisor or Sub-Advisor.  Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; and fees and expenses paid to any securities pricing organization.

BOOK ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Shareholder Information.”

Depository Trust Company (“DTC”) acts as securities depository for each Fund’s shares.  Shares of each Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates.  DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC.  More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange LLC (the “NYSE”) and FINRA.  Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants.  Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants).  Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of any Fund held by each DTC Participant.  The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant.  The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners.  In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of a Fund as shown on the records of DTC or its nominee.  Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law.  Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.  The DTC Participants' rules and policies are made publicly available through its website at: www.dtcc.com.

CREATION AND REDEMPTION OF CREATION UNITS

Creation
The Trust issues and sells shares of a Fund only in Creation Units on a continuous basis through the Distributor, at their NAV next determined after receipt, on any Business Day (as defined below), for an order received in proper form.

A “Business Day” with respect to the Funds is any day on which the NYSE is open for business.  As of the date of the Prospectus, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day (Washington’s Birthday), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit.  The consideration for purchase of a Creation Unit of a Fund generally consists of an in-kind deposit of a designated portfolio of securities – the “Deposit Securities” -- per each Creation Unit constituting a substantial replication, or a representation, of the securities included in a Fund’s portfolio and an amount of cash -- the Cash Component -- computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund. The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the market value of the Deposit Securities.  If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities), the Cash Component shall be such positive amount.  If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities), the Cash Component shall be such negative amount and the creator will be entitled to receive cash from a Fund in an amount equal to the Cash Component.  The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities.

The Administrator, through the National Securities Clearing Corporation (“NSCC”) (discussed below), makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for a Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Units of a Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Sub-Advisor with a view to the investment objective of a Fund.  In addition, the Trust reserves the right to permit or require the substitution of an amount of cash -- i.e., a “cash in lieu” amount -- to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for transfer through the Clearing Process (discussed below), or which may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Administrator, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit of a Fund.

Procedures for Creation of Creation Units.  To be eligible to place orders with the Distributor to create a Creation Unit of a Fund, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”), and, in each case, must have executed an agreement with the Trust, the Distributor and the Administrator with respect to creations and redemptions of Creation Units (“Participant Agreement”) (discussed below).  A Participating Party and DTC Participant are collectively referred to as an “Authorized Participant.”  Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement with the Funds. All shares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Units must be placed for one or more Creation Unit size aggregations of shares (25,000 in the case of each Fund). All orders to create Creation Units, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the close of the regular trading session on the Exchange (ordinarily 4:00 p.m. Eastern Time) (“Closing Time”), in each case on the date such order is placed in order for the creation of Creation Units to be effected based on the NAV of shares of a Fund as next determined on such date after receipt of the order in proper form.  The date on which an order to create Creation Units (or an order to redeem Creation Units as discussed below) is placed is referred to as the “Transmittal Date”.  Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see “Placement of Creation Orders Using Clearing Process” and “Placement of Creation Orders Outside Clearing Process”).  Severe economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.

Orders to create Creation Units of a Fund shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant.  In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, i.e., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, orders to create Creation Units of a Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. At any given time there may be only a limited number of broker-dealers that have executed a Participant Agreement.  Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date.

Orders for creation that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process.  Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Placement of Creation Orders Using the Clearing Process.  The Clearing Process is the process of creating or redeeming Creation Units through the Continuous Net Settlement System of the NSCC.  Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement.  The Participant Agreement authorizes the Distributor to transmit through the Funds' transfer agent to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order.  Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor.  An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside the Clearing Process.  Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement with the Trust, the Distributor and the Administrator.  A DTC Participant who wishes to place an order creating Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC.  A Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Trust by no later than 11:00 a.m., Eastern Time, of the next Business Day immediately following the Transmittal Date.  All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding.  The cash equal to the Cash Component must be transferred directly to the Administrator through the Federal Reserve wire system in a timely manner so as to be received by the Administrator no later than 2:00 p.m., Eastern Time, on the next Business Day immediately following such Transmittal Date.  An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on the Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.  However, if the Administrator does not receive both the requisite Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day immediately following the Transmittal Date, such order will be cancelled.  Upon written notice to the Distributor, such cancelled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of a Fund. The delivery of Creation Units of the Funds so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below.  In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”).  The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern Time, as applicable, on such date and federal funds in the appropriate amount are deposited with the Administrator by 11:00 a.m., Eastern Time, the following Business Day.  If the order is not placed in proper form by 4:00 p.m., or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be rejected and the investor shall be liable to the Trust for losses, if any, resulting therefrom.  An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities.  To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern Time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a mark to market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities.  Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases.  These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases.  The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Administrator or purchased by the Trust and deposited into the Trust.  In addition, a transaction fee will be charged in all cases.  The delivery of Creation Units of the Funds so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Units.  The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of the Funds if (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (c) the Deposit Securities delivered are not as disseminated through the facilities of the Exchange for that date by the Administrator, as described above; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to a Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Advisor, have an adverse effect on the Trust or the rights of beneficial owners; or (g) in the event that circumstances outside the control of the Trust, the Distributor and the Advisor make it for all practical purposes impossible to process creation orders.  Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Advisor, the Distributor, DTC, NSCC or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person.  The Trust, the Administrator and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee.  To compensate the Trust for transfer and other transaction costs involved in creation transactions through the Clearing Process, investors will be required to pay a minimum creation transaction fee, assessed per transaction, as follows:

Fund	Creation Transaction Fee*
SiM Dynamic Allocation Diversified Income ETF	$500
SiM Dynamic Allocation Growth Income ETF	$500

*
To the extent a Creation Unit consists of more than 100 securities, an additional Creation Transaction Fee may be charged to Authorized Participants to the next highest $500 increment at the following rates: (i) $5 per book-entry security settled via the NSCC’s CNS; and (ii) $15 per security for “in-kind” settlements settled outside the NSCC, and all physical settlements, including options, futures and other derivatives.

The Funds, subject to approval by the Board, may adjust the fee from time to time based upon actual experience. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a creation of a Creation Unit may be charged a fee for such services.

Redemption
Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Administrator and only on a Business Day.  The Trust will not redeem shares in amounts less than Creation Units.  Beneficial Owners must accumulate enough shares in the secondary market to constitute a Creation Unit in order to have such shares redeemed by the Trust.  There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit.  Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit.

With respect to a Fund, the Administrator, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 am, Eastern Time) on each Business Day, the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day.  Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to creations of Creation Units.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities – as announced by the Administrator on the Business Day of the request for redemption received in proper form -- plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee described below in the section entitled “Redemption Transaction Fee”.  In the event that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder.

Placement of Redemption Orders Using Clearing Process.  Orders to redeem Creation Units through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Units using the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Administrator not later than 4:00 p.m., Eastern Time, on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of a Fund as next determined.  An order to redeem Creation Units using the Clearing Process made in proper form but received by a Fund after 4:00 p.m., Eastern Time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day.  The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third (3rd) NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process.  Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement.  A DTC Participant who wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of shares directly through DTC.  An order to redeem Creation Units outside the Clearing Process is deemed received by the Administrator on the Transmittal Date if (i) such order is received by the Administrator not later than 4:00 p.m., Eastern Time on such Transmittal Date; (ii) such order is accompanied or proceeded by the requisite number of shares of a Fund and the Cash Redemption Amount specified in such order, which delivery must be made through DTC to the Administrator no later than 11:00 a.m. and 2:00 p.m., respectively, Eastern Time, on the next Business Day following such Transmittal Date (the “DTC Cut-Off-Time”); and (iii) all other procedures set forth in the Participant Agreement are properly followed.

After the Administrator has deemed an order for redemption outside the Clearing Process received, the Administrator will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Administrator.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Administrator according to the procedures set forth under “Determination of Net Asset Value” computed on the Business Day on which a redemption order is deemed received by the Administrator.  Therefore, if a redemption order in proper form is submitted to the Administrator by a DTC Participant not later than the Closing Time on the Transmittal Date, and the requisite number of shares of a Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by the Administrator on such Transmittal Date.  If, however, a redemption order is submitted to the Administrator by a DTC Participant not later than the Closing Time on the Transmittal Date but either (1) the requisite number of shares of a Fund are not delivered by the DTC Cut-Off-Time as described above on the next Business Day following the Transmittal Date or (2) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date.  In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Administrator, i.e., the Business Day on which the shares of a Fund are delivered through DTC to the Administrator by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash.  In addition, an investor may request a redemption in cash which a Fund may, in its sole discretion, permit.  In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of a Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities which differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and a Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that a Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.  An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash.  The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

The right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of a Fund or determination of the shares’ NAV is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Redemption Transaction Fee.  To compensate the Trust for transfer and other transaction costs involved in redemption transactions through the Clearing Process, investors will be required to pay a minimum redemption transaction fee, assessed per transaction as follows:

Fund	Redemption Transaction Fee*
SiM Dynamic Allocation Diversified Income ETF	$500
SiM Dynamic Allocation Growth Income ETF	$500

*
To the extent a Creation Unit consists of more than 100 securities, an additional Redemption Transaction Fee may be charged to Authorized Participants to the next highest $500 increment at the following rates: (i) $5 per book-entry security settled via the NSCC’s CNS; and (ii) $15 per security for “in-kind” settlements settled outside the NSCC, and all physical settlements, including options, futures and other derivatives.

The Funds, subject to approval by the Board, may adjust the fee from time to time based upon actual experience.  Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may be charged a fee for such services.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Calculating NAV.”

The NAV per share of each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of shares of the Fund outstanding, rounded to the nearest cent.  Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV.  The NAV of per share for a Fund is calculated by the Administrator and determined as of the close of the regular trading session on the Exchange (ordinarily 4:00 p.m., Eastern Time) on each day that the Exchange is open.

In computing each Fund’s NAV, each Fund’s securities holdings are valued based on their last readily available market price.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Securities regularly traded in an OTC market are valued at the latest quoted sales price on the primary exchange or national securities market on which such securities are traded.  Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid price.  Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Sub-Advisor in accordance with procedures adopted by the Board.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions
The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Shareholder Information.”

General Policies.  Dividends from net investment income, if any, are declared and paid at least annually by the Funds.  Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Funds may make distributions on a more frequent basis for the Funds to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares.  Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

The Funds make additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Fund, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code.  Management of the Trust reserves the right to declare special dividends for the Funds if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a regulated investment company (“RIC”) to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service.  No reinvestment service is provided by the Trust.  Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds for reinvestment of their dividend distributions.  Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein.  Brokers may require Beneficial Owners to adhere to specific procedures and timetables.  If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of a Fund purchased in the secondary market.

Federal Income Taxes
The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and its shareholders that are not described in the Prospectus.  No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Funds or its shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI.  New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein. Unless otherwise indicated, references in the following discussion to the tax consequences of Fund investments, activities, income, gain and loss include the direct investments, activities, income, gain and loss of a Fund and, where appropriate,  those indirectly attributable to a Fund as a result of its investments in Underlying ETPs.

Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

Regulated Investment Company (RIC) Status
Each Fund will seek to qualify for treatment as a RIC under the Code.  Provided that for each tax year a Fund: (i) meet the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least 90% of a Fund’s net investment income for such year (including, for this purpose, the excess of net realized short-term capital gains over net long-term capital losses), a Fund itself will not be subject to federal income taxes to the extent a Fund’s net investment income and a Fund’s net realized capital gains, if any, are distributed to a Fund’s shareholders.  One of several requirements for RIC qualification is that a Fund must receive at least 90% of a Fund’s gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to a Fund’s investments in stock, securities, foreign currencies and net income from an interest in a qualified publicly traded partnership (the “90% Test”). A second requirement for qualification as a RIC is that the Funds must diversify its holdings so that, at the end of each fiscal quarter of a Fund’s taxable year: (a) at least 50% of the market value of a Fund’s total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of a Fund’s total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer or two or more issuers which a Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnership (the “Asset Test”).

A Fund’s investments in certain of the Underlying ETPs, may not produce qualifying income for purposes of the 90% Test which, as described above, must be satisfied in order for a Fund to maintain its status and qualify as a RIC. Each Fund intends to monitor such investments to ensure that any non-qualifying income does not exceed permissible limits, however, if one or more investments generates more non-qualifying income than expected it could cause a Fund to inadvertently fail the 90% Test thereby causing a Fund to inadvertently fail to qualify as a RIC.

In the event of a failure by a Fund to qualify as a RIC, a Fund’s distributions, to the extent such distributions are derived from a Fund’s current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of a Fund as ordinary income and would be eligible for the dividends received deduction for corporate shareholders and as qualified dividend income for individual shareholders, subject to certain limitations. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder’s hands as long-term capital gains, as discussed below, had a Fund qualified as a RIC. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.  The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC under Subchapter M of the Code, a Fund will establish procedures to reflect the anticipated tax liability in a Fund’s NAV.

Each Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for the year and 98.2% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.  The Funds intend to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax, but can make no assurances that all such tax liability will be eliminated.

Each Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. All or a portion of the net investment income distributions may be treated as qualified dividend income (which prior to December 31, 2012, are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets)) to the extent that a Fund receives qualified dividend income. Absent further legislation, qualified dividend income will be subject to ordinary income rates of up to 39.6% for taxable years beginning after December 31, 2012. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States).

Qualified dividend income is, in general, dividend income from taxable U.S. corporations and certain non-U.S. corporations (e.g., non-U.S. corporations that are not “passive foreign investment companies” and which are incorporated in a possession of the U.S. or in certain countries with a comprehensive tax treaty with the U.S., or the stock of which is readily tradable on an established securities market in the U.S.).  Distributions from a Fund will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for 61 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex-dividend with respect to such dividend or a Fund fails to satisfy those holding period requirements with respect to the ETF that paid the dividend or the ETF fails to satisfy those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder (or, in the case of certain preferred stocks, the holding requirement of 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend with respect to such dividend); (ii) the ETF, a Fund or the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property; or (iii) the shareholder elects to treat such dividend as investment income under Section 163(d)(4)(B) of the Code. Dividends received by a Fund from a REIT or another RIC, which may include ETFs, may be treated as qualified dividend income only to the extent the dividend distributions are attributable to qualified dividend income received by such REIT or other RIC. It is expected that dividends received by an ETF from a REIT and distributed by a Fund to a shareholder generally will be taxable to the shareholder as ordinary income. If you lend your Fund shares pursuant to securities lending arrangements you may lose the ability to treat Fund dividends (paid while the shares are held by the borrower) as qualified dividends.

Distributions by a Fund of its net short-term capital gains will be taxable as ordinary income. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such (currently at a maximum rate of 15%), regardless of how long the shareholder has owned the shares. Absent further legislation, long-term capital gains will be taxable at 20% (18% for assets held for more than 5 years) for taxable years beginning after December 31, 2012. Each Fund’s shareholders will be notified annually by a Fund as to the federal tax status of all distributions made by a Fund.  Distributions may be subject to state and local taxes.  Beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a 3.8% Medicare contribution tax will apply on "net investment income," including interest, dividends, and capital gains.

Shareholders who have not held Fund shares for a full year should be aware that a Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in a Fund.

If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Sales and redemptions of Fund shares are generally taxable transactions for federal and state income tax purposes. In general, if you hold your shares as a capital asset, gain or loss realized will be capital in nature and will be classified as long-term or short-term, depending on the length of the time shares have been held.

All or a portion of any loss realized upon the sale or redemption of Fund shares will be disallowed to the extent that other shares in a Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption.  Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares.  In addition, any loss realized by a shareholder on the disposition of shares held for six months or less is treated as a long-term capital loss to the extent of any distributions of any net long-term capital gains received by the shareholder with respect to such shares.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when a Fund sells the appreciated securities and distributes the gain. Each Fund has built up, or has the potential to build up, high levels of unrealized appreciation.

Foreign withholding taxes may be imposed on income earned by an ETF’s investment in foreign securities which may reduce the return on such investments. In addition, investments in foreign securities or foreign currencies may increase or accelerate the recognition of ordinary income and may affect the timing or amount of an ETF’s distributions. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign tax credits, if any, will not be passed though a Fund to you from the ETFs.

Transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the ETFs (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income and defer losses. These rules could therefore affect the character, amount and timing of distributions to you. These provisions also may require ETFs to mark-to-market certain types of positions in their portfolios (i.e., treat them as if they were closed out) which may cause the such ETPs to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the RIC distribution requirements for avoiding income and excise taxes.  As a result, an ETF may need to sell investments to distribute such imputed income which may occur at a time when the advisor would not have chosen to sell such securities and which may result in taxable gain or loss.

If a Fund or ETF owns shares in certain foreign investment entities, referred to as “passive foreign investment companies” or “PFIC,” it will be subject to one of the following special tax regimes: (i) it is liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by a Fund or ETF as a dividend to its shareholders; (ii) if a Fund or ETF were able and elected to treat a PFIC as a “qualifying electing fund” or “QEF,” a Fund or ETF would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, a Fund’s or ETF’s pro rata share of the ordinary earnings and net capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to a Fund or ETF; or (iii) a Fund or ETF may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above. In order to make a QEF election, a Fund or ETF, as applicable, would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.

Each Fund and ETF may, directly or indirectly, invest in complex securities. These investments may be subject to numerous special and complex rules. These rules could affect whether gains and losses are treated as ordinary income or capital gain, accelerate the recognition of income and/or defer the ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by a Fund.

Back-Up Withholding
In certain cases the Funds will be required to withhold and remit to the U.S. Treasury an amount equal to the applicable back-up withholding rate applied to reportable taxable dividends and distributions, as well as the proceeds of any redemptions of Fund shares, paid to a shareholder who:  (1) has failed to provide a correct taxpayer identification number (usually the shareholder’s social security number); (2) is subject to back-up withholding by the Internal Revenue Service (“IRS”); (3) has failed to provide a Fund with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

Foreign Shareholders
Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains.  However, under currently pending legislation, “interest related dividends” and “short-term capital gain dividends” generally will not be subject to U.S. withholding taxes.  Under such pending legislation, distributions to foreign shareholders of such short-term capital gain dividends, of long-term capital gains and any gains from the sale or other disposition of shares of a Fund generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code’s definition of “resident alien” or (2) is physically present in the U.S. for 183 days or more per year.  Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States.  In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Special rules may be applicable to foreign shareholders of Funds that invest in Underlying Funds which invest in REITs.  Foreign shareholders are urged to consult their own tax advisors concerning the applicability of special U.S. withholding tax rules and the proper withholding form(s) to be submitted to a Fund.  A foreign shareholder who fails to provide the appropriate IRS Form W-8 may be subject to back-up withholding at the appropriate rate.

Taxes on Creation and Redemptions of Creation Units
A person who purchases a Creation Unit by exchanging securities in-kind generally will recognize a gain or loss equal to the difference between the market value of the Creation Units at the time, and the purchaser’s aggregate basis in the securities surrendered and any net cash paid.  A person who redeems Creation Units and receives securities in-kind from a Fund will generally recognize a gain or loss equal to the difference between the redeemer’s basis in the Creation Units, and the aggregate market value of the securities received and any net cash received.  The IRS, however, may assert that a loss realized upon an in-kind exchange of securities for Creation Units or an exchange of Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses.  In some circumstances, a redemption of Creation Units may be treated as resulting in a distribution to which section 301 of the Code applies, potentially causing amounts received by the shareholder in the redemption to be treated as dividend income rather than as a payment in exchange for Creation Units.  The rules for determining when a redemption will be treated as giving rise to a distribution under section 301 of the Code and the tax consequences of Code section 301 distributions are complex.  Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

Each Fund has the right to reject an order for Creation Units if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a Fund and if, pursuant to section 351 of the Code, a Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit.  Each Fund also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Other Tax Considerations
Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”).  Under current law, each Fund generally serves to block UBTI from being realized by its tax-exempt shareholders.  However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of an investment in a Fund where, for example, (i) the ETF’s invest in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) or (ii) shares in a Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code.  Charitable remainder trusts are subject to special rules and should consult their tax advisors.  There are no restrictions preventing an ETF from holding investments in REITs that hold residual interests in REMICs, and each ETF may do so.  Prospective tax-exempt shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisors prior to making investment in a Fund.

Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886.  Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as a Fund are not excepted.  Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs.  The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.  Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Each Fund and each ETF may be subject to tax or taxes in certain states where it does business.  The imposition of such a tax could reduce investment returns.  Furthermore, in those states which have income tax laws, the tax treatment of the Funds and of Fund shareholders with respect to distributions by a Fund may differ from federal tax treatment.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning and personal tax advice. Purchasers of Fund shares should consult their own tax advisors as to the tax consequences of investing in a Fund, including tax consequences under any state, local, and foreign tax laws. The foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

OTHER INFORMATION

The Trust currently is comprised of the Funds, Madrona Forward Domestic ETF, Madrona Forward International ETF, Madrona Forward Global Bond ETF, Active Bear ETF, Cambria Global Tactical ETF, WCM / BNY Mellon Focused Growth ADR ETF, Mars Hill Global Relative Value ETF, Peritus High Yield ETF and Dent Tactical ETF. The Board may designate additional funds.  Each share issued by a fund has a pro rata interest in the assets of that fund.  Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable.  Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the fund, and in the net distributable assets of the fund on liquidation.

Portfolio Holdings
The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds.  These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of Fund shareholders and those of the Funds’ Advisor, Sub-Advisor, principal underwriter, or any affiliated person of the Funds, the Advisor, Sub-Advisor, or the principal underwriter.

Each business day, Fund portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of a Fund in the secondary market.  This information typically reflects a Fund’s anticipated holdings on the following business day.  Daily access to information concerning a Fund’s portfolio holdings also is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers and/or Authorized Participants, and (ii) to other personnel of the Advisor, Sub-Advisor, and other service providers, such as the Administrator, and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Funds and/or the terms of a Funds’ current registration statement.  As of the date of this SAI, the Funds have not yet commenced operations and therefore, did not disclose portfolio holdings information to any individual or entity.  Once the Funds commence operations they expect to disclose portfolio holdings information to the following entities as part of ongoing arrangements that serve legitimate business purposes.

From time to time, information concerning Fund portfolio holdings, other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may also be provided to other entities that provide additional services to a Fund, including, among others, rating or ranking organizations, in the ordinary course of business, no earlier than one business day following the date of the information.  Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide additional services to a Fund in the ordinary course of business after it has been disseminated to the NSCC.

The Funds’ Chief Compliance Officer, or a Compliance Manager designated by the Chief Compliance Officer, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available), if any, in instances where a Fund has legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter.  In no event shall a Fund, the Advisor, the Sub-Advisor, or any other party receive any direct or indirect compensation in connection with the disclosure of information about a Fund’s portfolio holdings.

The Board exercises continuing oversight of the disclosure of a Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of Portfolio Holdings Disclosure Policies and Procedures, the Code of Ethics, and the Protection of Non-Public Information Policies and Procedures (collectively, the portfolio holdings governing policies) by the Funds’ Chief Compliance Officer and the Fund, (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisors Act of 1940) that may arise in connection with any portfolio holdings governing policies, and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. The Board and the Funds reserve the right to amend the Policies and Procedures at any time and from time to time without prior notice in their sole discretion.

In addition to the permitted disclosures described above, each Fund must disclose its complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s web site at www.sec.gov.

Voting Rights
Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder.  You receive one vote for every full Fund share owned. Each Fund or class of a Fund, if applicable, will vote separately on matters relating solely to that Fund or class.  All shares of the Funds are freely transferable.

As a Delaware statutory trust, the Trust is not required to hold annual shareholder meetings unless otherwise required by the 1940 Act.  However, a meeting may be called by shareholders owning at least 50% of the outstanding shares of the Trust.  If a meeting is requested by shareholders, the Trust will provide appropriate assistance and information to the shareholders who requested the meeting.  Shareholder inquiries can be made by calling 877.843.3831 or by writing to the Trust at 3 Bethesda Metro Center, Suite 700, Bethesda, Maryland 20814.

Shareholder Inquiries
Shareholders may visit the Trust’s web site at www.advisorshares.com or call 877.843.3831 to obtain information on account statements, procedures, and other related information.

COUNSEL

Morgan, Lewis & Bockius LLP, located at 1111 Pennsylvania Avenue NW, Washington, DC 20004, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP, located at 1818 Market Street, Philadelphia PA 19103, serves as the Funds’ independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

CUSTODIAN

The Bank of New York Mellon Corporation (the “Custodian”), located at 101 Barclay Street, New York, New York 10286, serves as custodian for the Trust and the Funds under a custody agreement between the Trust and the Custodian (the “Custody Agreement”). Under the Custody Agreement, the Custodian holds the portfolio securities of the Funds and maintains all necessary related accounts and records.

FINANCIAL STATEMENTS
As of the date of this SAI, the Funds have not yet commenced operations and therefore, they do not have any financial statements.

APPENDIX A

PROXY VOTING POLICIES AND PROCEDURES

As SiM acquires the right to vote proxies with respect to the securities in which the Funds invest, SiM will exercise such voting authority in accordance with the following policies and procedures, which are reasonably designed to ensure that proxies are voted in the best interest of SiM’s clients, and in accordance with the Firm’s fiduciary duties and applicable regulations.

Unless the power to vote proxies for a Client is reserved to that Client (or in the case of an employee benefit plan subject to ERISA, the plan’s trustee or other fiduciaries), SiM would then be responsible for voting the proxies related to that Client’s account.

A.           Duty to Vote Proxies

Proxies are an asset of a Client account, which should be treated by SiM with the same care, diligence and loyalty as any asset belonging to a Client.  Accordingly, proxy voting must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of SiM.

Each Client should clearly specify whether the Client has retained the power to vote proxies or whether this power has been delegated to SiM.  SiM has the authority to vote all proxies on behalf of the Funds it advises.  In every case in which a Client has delegated the power to vote proxies to SiM, every reasonable effort should be made to vote proxies.  It is the policy of SiM to review or to direct its agent to review each proxy statement on an individual basis and to vote with the goal to best serve the financial interests of its clients.

If a Client has not delegated the power to vote proxies to SiM, that Client may direct SiM to vote in a particular manner at any time upon written notice to SiM.  In those circumstances, SiM will comply with specific Client directions to vote proxies, whether or not such Client directions specify voting proxies in a manner that is different from these policies and procedures.  In instances where SiM does not have authority to vote Client proxies, it is the responsibility of the Client to instruct the relevant custodian bank or banks or prime broker to mail proxy material directly to such Client.

SiM may abstain from voting a Client proxy if SiM believes that abstaining from voting is in the applicable Client’s best interest.

B.           Guidelines for Voting Proxies

If a Client has delegated the power to vote proxies to SiM, SiM generally will vote proxies so as to promote the long-term economic value of the underlying securities held by SiM’s clients, and generally will follow the guidelines provided below.  Each proxy proposal should be considered on its own merits, and an independent determination should be made whether to support or oppose management’s position.  SiM believes that the recommendation of management should be given substantial weight, but SiM will not support management proposals that SiM believes may be detrimental to the underlying value of Client positions.

The Chief Compliance Officer is responsible for administering and overseeing the proxy voting process.

The guidelines set forth below deal with various categories of proxy proposals, particularly in the area of corporate governance.  While they are not exhaustive, they do provide a good indication of SiM’s general approach to a wide range of issues.  On occasion, SiM may vote a proxy otherwise than suggested by the guidelines, but departures from the guidelines are expected to be rare, and SiM will maintain a record supporting such a vote.  If a matter is not specifically covered by these guidelines, the Chief Compliance Officer will vote the proxy consistent with the general principles of these guidelines and in the Client’s best interest.

SiM generally characterizes proxy voting issues into two levels (each a “Level”).  The Level of proposal will determine the depth of research required by the Chief Compliance Officer when deciding how to vote each proxy.

Provided below are guidelines for certain types of proxy proposals SiM employs to develop its position in its proxy voting procedures within each Level of proposal.  This section also provides examples of categories and issues as a guide for SiM and is not intended to be a comprehensive list of all possible issues within each Level.

C.           General Guidelines

Proxies are voted in what is believed to be the Client’s (or fund shareholders’, members’ or partners’) best interest and not necessarily always with management.  Each situation is considered individually within the general guidelines.  SiM generally categorizes proxies in two Levels.  Level I matters normally are voted based on the recommendation of the issuer’s management.  Level II matters are those that could meaningfully impact the position of existing equity holders and are thus given special consideration.  The Chief Compliance Officer will be responsible for determining the Level of each proposal.

D.           Level I Proposals

Level I proposals are those that do not propose to change the structure, bylaws, or operations of the issuer to the detriment of the equity holders.  Given the routine nature of these proposals, proxies will generally be voted with management.  However, the Chief Compliance Officer will research the issue before making a conclusion as to how a vote would be in the best interest of the Client.  Traditionally, Level I issues include:

▪	Approval of auditors

▪	Name changes

▪	Declaring stock splits

▪	Changing the date and/or the location of the annual meeting

▪	Minor amendments to the articles of incorporation

▪	Automatic dividend reinvestment plans

▪	Retirement plans, pensions plans and profit sharing plans, creation of and amendments to the same

▪	Any other issues that do not adversely affect investors

E.           Level II Proposals

Issues in this category are more likely to affect the structure and operations of the issuer and, therefore, will have a greater impact on the value of a Client’s investment.  The Chief Compliance Officer will review each issue in this category on a case-by-case basis and perform diligent research to make a decision based on the best interest of the Client.  As stated previously, voting decisions will be made based on the perceived best interest of the clients.  Level II proposals include:

▪	Mergers and acquisitions

▪	Restructuring

▪	Re-incorporation or formation

▪	Incentive compensation plans

▪	Changes in capitalization

▪	Increase or decrease in number of directors

▪	Increase or decrease in preferred stock

▪	Increase or decrease in common stock or other equity securities

▪	Stock option plans or other compensation plans

▪	Poison pills

▪	Golden parachutes

F.           Voting Process

SiM will receive and forward the proxy statement for each individual meeting to the Chief Compliance Officer to review.  The Chief Compliance Officer will examine the materials and then decide on how to vote based on the guidelines and will then arrange for the votes to be entered.  The Chief Compliance Officer may employ a third party or utilize specialized software to record and transmit proxy votes electronically.  After votes are cast, the Chief Compliance Officer or designee will periodically perform a review to ensure that all proxies received, and for which a voting obligation exists, have been voted.

G.           Conflicts of Interest

On occasion, a conflict of interest may exist between SiM and its clients regarding the outcome of certain proxy votes.  In such cases, SiM is committed to resolving the conflict in the best interest of its clients before voting the proxy in question.

If the proxy proposal in questions is a Level I Proposal, SiM will typically follow the principles and guidelines described herein in deciding how to vote.   Alternatively, SiM may (i) disclose the conflict to affected clients and obtain their consent before voting or (ii) seek the recommendation of an independent third party in deciding how to vote.

If the proxy proposal is a Level II Proposal, SiM will take any of the following courses of action to resolve the conflict:

1.	Disclose the conflict to affected clients and obtain their consent before voting;

2.	Suggest that affected engage an independent third party to determine how the proxy should be voted; or

3.	Vote according to the recommendation of an independent third party, such as a: proxy consultant; research analyst; proxy voting department of a mutual fund or pension fund; or compliance consultant.

H.           Recordkeeping and Reporting

In addition, if SiM exercises voting authority with respect to its clients, it must make and retain the following:

1.	a copy of these policies and procedures;

2.
a copy of each proxy statement that SiM receives regarding Client securities (SiM may satisfy this requirement by relying on a third party to make and retain, on SiM’s behalf, a copy of a proxy statement (provided that SiM has obtained an undertaking from the third party to provide a copy of the proxy statement promptly upon request) or may rely on obtaining a copy of a proxy statement from the SEC’s Electronic Data Gathering Analysis, and Retrieval (EDGAR) system);

3.
a record of each vote cast by SiM on behalf of a Client  (SiM may satisfy this requirement by relying on a third party to make and retain, on SiM’s behalf, a record of the vote cast (provided that SiM has obtained an undertaking from the third party to provide a copy of the record promptly upon request));

4.	a copy of any document created by SiM that was material to making a decision how to vote proxies on behalf of a Client or that memorializes the basis for that decision; and

5.
a copy of each written Client request for information on how SiM voted proxies on behalf of the Client, and a copy of any written response by SiM to any (written or oral) Client request for information on how SiM voted proxies on behalf of the requesting Client.

All books and records required to be made and described above generally must be maintained and preserved in an easily accessible place for a period of not less than six years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of SiM.

PART C:  OTHER INFORMATION

Item 28.	Exhibits

(a)(1)
Certificate of Trust dated July 30, 2007, as filed with the state of Delaware on August 1, 2007 for AdvisorShares Trust (the “Registrant” or the “Trust”) is incorporated herein by reference to Exhibit (a)(1) of the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001104659-09-017027 on March 12, 2009.

(a)(2)
Registrant’s Agreement and Declaration of Trust dated July 30, 2007 is incorporated herein by reference to Exhibit (a)(2) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-037448 on June 9, 2009.

(b)
Registrant’s By-Laws dated July 30, 2007 are incorporated herein by reference to Exhibit (b) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-037448 on June 9, 2009.

(c)	Not applicable.

(d)(1)
Advisory Agreement dated June 2, 2009 between the Registrant and AdvisorShares Investments, LLC is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-037333 on July 9, 2010.

(d)(2)	Schedule A, as last revised December 28, 2010, to the Advisory Agreement dated June 2, 2009 between the Registrant and AdvisorShares Investments, LLC, is filed herewith.

(d)(3)
Expense Limitation Agreement dated June 2, 2009 between the Registrant and AdvisorShares Investments, LLC is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-037333 on July 9, 2010.

(d)(4)	Schedule A, as last revised December 28, 2010, to the Expense Limitation Agreement dated June 2, 2009 between the Registrant and AdvisorShares Investments, LLC, is filed herewith.

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(d)(5)
Investment Sub-Advisory Agreement dated June 2, 2009 between AdvisorShares Investments, LLC and H.S. Dent Investment Management LLC, relating to the Dent Tactical ETF, is incorporated herein by reference to Exhibit (d)(3) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-052948 on September 2, 2009.

(d)(6)
Expense Limitation Agreement dated June 2, 2009 between AdvisorShares Investments, LLC and H.S. Dent Investment Management, LLC, relating to the Dent Tactical ETF, is incorporated herein by reference to Exhibit (d)(4) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-052948 on September 2, 2009.

(d)(7)
Sub-Advisory Agreement dated November 20, 2009 between AdvisorShares Investments, LLC and WCM Investment Management, relating to the WCM/BNY Mellon Focused Growth ADR ETF, is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-021988 on April 23, 2010.

(d)(8)
Sub-Advisory Agreement dated March 30, 2010 between AdvisorShares Investments, LLC and Mars Hill Partners, LLC, relating to the Mars Hill Global Relative Value ETF, is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-049117 on September 13, 2010.

(d)(9)
Expense Limitation Agreement dated March 30, 2010 between AdvisorShares Investments, LLC and Mars Hill Partners, LLC, relating to the Mars Hill Global Relative Value ETF, is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-049117 on September 13, 2010.

(d)(10)
Sub-Advisory Agreement dated May 10, 2010 between AdvisorShares Investments, LLC and Peritus I Asset Management, LLC, relating to the Peritus High Yield ETF, is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-026211 on May 11, 2010.

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(d)(11)
Expense Limitation Agreement dated May 10, 2010 between AdvisorShares Investments, LLC and Peritus I Asset Management, LLC, relating to the Peritus High Yield ETF, is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-026211 on May 11, 2010.

(d)(12)
Sub-Advisory Agreement dated September 9, 2010, between AdvisorShares Investments, LLC and Cambria Investment Management, Inc., relating to the Cambria Global Tactical ETF, is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-049117 on September 13, 2010.

(d)(13)
Expense Limitation Agreement dated September 9, 2010 between AdvisorShares Investments, LLC and Cambria Investment Management, Inc., relating to the Cambria Global Tactical ETF, is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 11 to the Registrant’s Registration statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-049117 on September 13, 2010.

(d)(14)
Sub-Advisory Agreement dated September 15, 2010 between AdvisorShares Investments, LLC and Ranger Alternative Management, L.P., relating to the Active Bear ETF, is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-050506 on September 22, 2010.

(d)(15)
Expense Limitation Agreement dated September 15, 2010 between AdvisorShares Investments, LLC and Ranger Alternative Management, L.P., relating to the Active Bear ETF, is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-050506 on September 22, 2010.

(d)(16)
Sub-Advisory Agreement dated December 21, 2010 between AdvisorShares Investments, LLC and Strategic Income Management, LLC, relating to the SiM Dynamic Allocation Diversified Income ETF and SiM Dynamic Allocation Growth Income ETF, is filed herewith.

(d)(17)
Expense Limitation Agreement dated December 21, 2010 between AdvisorShares Investments, LLC and Strategic Income Management, LLC, relating to the SiM Dynamic Allocation Diversified Income ETF and SiM Dynamic Allocation Growth Income ETF, is filed herewith.

(d)(18)
Sub-Advisory Agreement between AdvisorShares Investments, LLC and Madrona Funds, LLC, relating to the Madrona Forward Domestic ETF, Madrona Forward International ETF and Madrona Forward Global Bond ETF, to be filed by amendment.

(d)(19)
Expense Limitation Agreement between AdvisorShares Investments, LLC and Madrona Funds, LLC, relating to the Madrona Forward Domestic ETF, Madrona Forward International ETF and Madrona Forward Global Bond ETF, to be filed by amendment.

3

(e)(1)
ETF Distribution Agreement dated June 25, 2009 between the Registrant and Foreside Fund Services, LLC is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-013601 on March 16, 2010.

(e)(2)	Exhibit A, as last revised December 28, 2010, to the ETF Distribution Agreement dated June 25, 2009 between the Registrant and Foreside Fund Services, LLC, is filed herewith.

(e)(3)
Form of Authorized Participant Agreement is incorporated herein by reference to Exhibit (e)(2) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-052948 on September 1, 2009.

(f)	Not applicable.

(g)(1)
Custody Agreement dated July 16, 2009 between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Exhibit (g) of Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-013601 on March 16, 2010.

(g)(2)	Schedule II, as last revised November 30, 2010, to the Custody Agreement dated July 16, 2009 between the Registrant and The Bank of New York Mellon, is filed herewith.

(h)(1)
Fund Administration and Accounting Agreement dated July 16, 2009 between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-013601 on March 16, 2010.

(h)(2)	Exhibit A, as last revised November 30, 2010, to the Fund Administration and Accounting Agreement dated July 16, 2009 between the Registrant and The Bank of New York Mellon, is filed herewith.

(h)(3)
Transfer Agency and Service Agreement dated July 16, 2009 between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-013601 on March 16, 2010.

(h)(4)	Appendix I, as last revised November 30, 2010, to the Transfer Agency and Service Agreement dated July 16, 2009 between the Registrant and The Bank of New York Mellon, is filed herewith.

(h)(5)
Exchange Traded Fund Services Fee Schedule for Fund Custody, Fund Accounting, Fund Administration and Transfer Agency Services dated February 2009 is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-049117 on September 13, 2010.

4

(i)(1)
Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the Dent Tactical ETF, is incorporated herein by reference to Exhibit (i)(1) of Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-056114 on October 28, 2010.

(i)(2)
Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the WCM/BNY Mellon Focused Growth ADR ETF, is incorporated herein by reference to Exhibit (i)(1) of Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-053676 on September 8, 2009.

(i)(3)
Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the Mars Hill Global Relative Value ETF, is incorporated herein by reference to Exhibit (i)(2) of Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-013601 on March 16, 2010.

(i)(4)
Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the Peritus High Yield ETF, is incorporated herein by reference to Exhibit (i)(3) of Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-026211 on May 11, 2010.

(i)(5)
Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the Cambria Global Tactical ETF, is incorporated herein by reference to Exhibit (i)(5) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-049117 on September 13, 2010.

(i)(6)
Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the Active Bear ETF, is incorporated herein by reference to Exhibit (i)(6) of Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-050506 on September 22, 2010.

(i)(7)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the SiM Dynamic Allocation Diversified Income ETF and SiM Dynamic Allocation Growth Income ETF, is filed herewith.

(i)(8)
Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the Madrona Forward Domestic ETF, Madrona Forward International ETF and Madrona Forward Global Bond ETF, is incorporated herein by reference to Exhibit (i)(8) of Post Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-064139 on November 30, 2010.

(j)	Not applicable.

(k)	Not applicable.

5

(l)	Not applicable.

(m)
Distribution Plan is incorporated herein by reference to Exhibit (m) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-052948 on September 1, 2009.

(n)	Not applicable.

(o)	Not applicable.

(p)(1)
Code of Ethics for the Registrant is incorporated herein by reference to Exhibit (p)(1) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-052948 on September 1, 2009.

(p)(2)
Code of Ethics of AdvisorShares Investments, LLC is incorporated herein by reference to Exhibit (p)(2) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-052948 on September 1, 2009.

(p)(3)
Code of Ethics of Foreside Financial Group, LLC (including Fund Services, LLC) is incorporated herein by reference to Exhibit (p)(3) of the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-056114 on October 28, 2010.

(p)(4)
Code of Ethics of H.S. Dent Investment Management, LLC is incorporated herein by reference to Exhibit (p)(3) of the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-037448 on June 9, 2009.

(p)(5)
Code of Ethics of WCM Investment Management is incorporated herein by reference to Exhibit (p)(5) of the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-021988 on April 23, 2010.

(p)(6)
Form of Code of Ethics of Mars Hill Partners, LLC is incorporated herein by reference to Exhibit (p)(6) of Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-013601 on March 16, 2010.

(p)(7)
Code of Ethics of Peritus I Asset Management, LLC is incorporated herein by reference to Exhibit (p)(7) of Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-026211 on May 11, 2010.

(p)(8)
Code of Ethics of Cambria Investment Management, Inc. is incorporated herein by reference to Exhibit (p)(8) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-049117 on September 13, 2010.

6

(p)(9)
Code of Ethics of Ranger Alternative Management, L.P. is incorporated herein by reference to Exhibit (p)(9) of Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No 0001144204-10-050506 on September 22, 2010.

(p)(10)	Code of Ethics of Strategic Income Management, LLC is filed herewith.

(p)(11)	Code of Ethics of Madrona Funds, LLC is filed herewith.

Item 29.	Persons Controlled by or under Common Control with the Fund

Not Applicable.

Item 30.                Indemnification

AdvisorShares Trust (the “Trust” or the “Registrant”) is organized as a Delaware statutory trust and is operated pursuant to an Agreement and Declaration of Trust dated as of July 30, 2007, as amended (the “Declaration of Trust”), that permits the Registrant to indemnify its trustees and officers under certain circumstances.  Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.  The Registrant’s Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity.

(a)           Subject to the exceptions and limitations contained in paragraph (b) below:

(i)      every person who is, or has been, a Trustee or an officer, employee, or agent of the Trust (“Covered Person”) shall be indemnified by the Trust or the appropriate Series (out of assets belonging to that Series) to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit, or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person  and against amounts paid or incurred by him in the settlement thereof; provided that the transfer agent of the Trust or any Series shall not be considered an agent for these purposes unless expressly deemed to be such by the Trustees in a resolution referring to Article IX of the Declaration of Trust.

(ii)           as used herein the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits, or proceedings (civil, criminal, or other, including appeals), actual or threatened, while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

(b)           No indemnification shall be provided hereunder to a Covered Person:

7

(i)           who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii)           in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office:

(A)           by the court or other body approving the settlement;

(B)           by at least a majority of those Trustees who neither are Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(C)           by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder, by appropriate legal proceedings, may challenge any such determination by the Trustees or by independent counsel.

(c)
The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors, and administrators of such a person.  Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d)
To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of Section 9.02 of the Declaration of Trust may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of any undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it ultimately is determined that he is not entitled to indemnification under Section 9.02 of the Declaration of Trust; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily-available facts (as opposed to a full trial-type inquiry or investigation), that there is a reason to believe that such Covered Person will be found entitled to indemnification under Section 9.02 of the Declaration of Trust.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

8

Item 31.                 Business and other Connections of the Investment Adviser

Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Adviser and each sub-advisor is or has been, at any time during the last two fiscal years (June 30, 2009 and 2010), engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

AdvisorShares Investments LLC
AdvisorShares Investments, LLC, (the “Adviser”) serves as the investment adviser for the Trust.  The principal address of the Adviser is 3 Bethesda Metro Center, Suite 700, Bethesda, Maryland 20814.  The Adviser is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Noah Hamman, CEO	Arrow Investment Advisors, LLC 2943 Olney Sandy Spring Road Olney, Maryland 20832	Founding Member and CEO
Dan Ahrens, Executive Vice President, CCO	Ahrens Advisors, L.P. 4144 N. Central Expressway Suite 600 Dallas, Texas 75214	Owner, President & Treasurer

H.S. Dent Investment Management, LLC
H.S. Dent Investment Management, LLC (“H.S. Dent”) serves as investment sub-adviser for the Trust’s Dent Tactical ETF.  The principal address of H.S. Dent is 15310 Amberly Drive, Suite 390, Tampa, Florida 33647.  H.S. Dent is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Harry S. Dent, Jr. Founder and Co-Portfolio Manager	HS Dent Publishing 15310 Amberly Drive Suite 390 Tampa, Florida 33647	Founder
	HS Dent Foundation 7505 Willowbend Drive McKinney, Texas 75071	Founder, Director
	SaveDaily 3020 Old Ranch Parkway, Suite 140 Seal Beach, California 90740	Chairman
Rodney Johnson, President and Co-Portfolio Manager	HS Dent Publishing 15310 Amberly Drive Suite 390 Tampa, Florida 33647	President
	DCM, LLC 15824 Fairchild Drive Tampa, Florida 33647	Managing Member

9

WCM Investment Management
WCM Investment Management (“WCM”) serves as investment sub-adviser for the Trust’s WCM/BNY Mellon Focused Growth ADR ETF.  The principal address of WCM is 281 Brooks Street, Laguna Beach, California 92651. WCM is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2009 and 2010, none of the directors, officers or partners of WCM is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Mars Hill Partners, LLC
Mars Hill Partners, LLC (“Mars Hill”) serves as investment sub-adviser for the Trust’s Mars Hill Global Relative Value ETF.  The principal address of Mars Hill is 102 South Tejon, Suite 430, Colorado Springs, Colorado 80903.  Mars Hill is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Jason D. Huntley, Managing Partner	Waters Winery	Founder
	Huntley Thatcher Ellsworth	Founder
	Huntley Consulting, Inc.	President
David Houle	Huntley Thatcher Ellsworth	Partner
Elliott Orsillo	Huntley Thatcher Ellsworth	Partner

Peritus I Asset Management, LLC
Peritus I Asset Management, LLC (“Peritus”) serves as investment sub-adviser for the Trust’s Peritus High Yield ETF.  The principal address of Peritus is 26 West Anapamu, 3rd Floor, Santa Barbara, California 93101.  Peritus is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2009 and 2010, none of the directors, officers or partners of Peritus is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Cambria Investment Management, Inc.
Cambria Investment Management, Inc. (“Cambria”) serves as investment sub-adviser for the Trust’s Cambria Global Tactical ETF.  The principal address of Cambria is 2321 Rosecrans Avenue, Suite 4210, El Segundo, California 90245.  Cambria is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Mebane Faber, CIO	AlphaClone LLC	Co-Founder/Consultant
Eric Richardson, CEO	Cohen & Richardson, LLP	Partner

10

Ranger Alternative Management, L.P.
Ranger Alternative Management L.P. (“Ranger”) serves as investment sub-adviser for the Trust’s Active Bear ETF.  The principal address of Ranger is 300 Crescent Court, Suite 1100, Dallas, Texas 75201.  Ranger is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
John Del Vecchio	Parabolix Research Incorporated	President
Brad Lamensdorf	BHL Advisors, LLC	Managing Member & Portfolio Manager
	Precision GP, LLC	Managing Member & Portfolio Manager
Scott Canon	Green Mountain Energy Company	Director

Strategic Income Management, LLC
Strategic Income Management, LLC (“SiM”) serves as investment sub-adviser for the Trust’s SiM Dynamic Allocation Diversified Income ETF and SiM Dynamic Allocation Growth Income ETF.  The principal address of SiM is 720 Olive Way, Suite 1675, Seattle, Washington 98101.  SiM is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Timothy T. Black, Chief Operating Officer, Chief Compliance Officer	Integra Ventures III, LP	Managing Principal
Randall L. Yoakum, Chief Executive Officer, Portfolio Manager	University of Portland Yoakum Foundation Edge Asset Management	Board of Trustees, Regent Chairman of the Board, President Managing Director – Asset Allocation, Chief Investment Strategist, Sr. Portfolio Mgr.
Gary Pokrzywinski, Chief Investment Officer, Portfolio Manager	Edge Asset Management	Managing Director – Fixed Income, Chief Investment Officer, Sr. Portfolio Mgr.

Madrona Funds, LLC
Madrona Funds, LLC (“Madrona”) serves as investment sub-adviser for the Trust’s Madrona Forward Domestic ETF, Madrona Forward International ETF and Madrona Forward Global Bond ETF.  The principal address of Madrona is 2911 Bond Street, Suite 105, Everett, Washington 98201.  Madrona is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Brian K. Evans, Investment Manager and Managing Member	Bauer Evans, Inc. P.S. BondStreet Wealth Management, LLC	Owner and Director Owner and Director
	Partners Mortgage Investment Fund I, LLC	Partner
	Partners Residential Real Estate Fund I, LLC	Partner
Robert W. Bauer, Investment Manager and Member	Bauer Eavans, Inc. P.S. BondStreet Wealth Management, LLC	Employee Employee
Kristi R. Henderson, Investment Manager and Member	Bauer Evans, Inc. P.S. BondStreet Wealth Management, LLC	Employee Employee

11

Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each such officer and director is included in the Trust’s Statement of Additional Information.

Item 32.                 Principal Underwriters

(a) In addition to the Registrant, Foreside Fund Services, LLC (the “Distributor”), serves as the distributor and principal underwriter for the following other investment companies:

1)	American Beacon Funds
2)	American Beacon Mileage Funds
3)	American Beacon Select Funds
4)	Henderson Global Funds
5)	Bridgeway Funds, Inc.
6)	Century Capital Management Trust
7)	Sound Shore Fund, Inc.
8)	Forum Funds
9)	Central Park Group Multi-Event Fund
10)	PMC Funds, Series of the Trust for Professional Managers
11)	Nomura Partners Funds, Inc.
12)	Wintergreen Fund, Inc.
13)	RevenueShares ETF Trust
14)	Direxion Shares ETF Trust
15)	Javelin Exchange-Traded Trust
16)	Liberty Street Horizon Fund, Series of the Investment Managers Series Trust
17)	DundeeWealth Funds
18)	U.S. One Trust
19)	Turner Funds

(b) The following officers of the Distributor hold the following positions with the Registrant.  Unless otherwise noted the principal business address of each officer of the Distributor is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Mark S. Redman 690 Taylor Road, Suite 150, Gahanna, OH 43230	President and Manager	None
Richard J. Berthy	Vice President, Treasurer and Manager	None
Jennifer E. Hoopes	Secretary	None
Nanette K. Chern	Vice President and Chief Compliance Officer	None
Mark A. Fairbanks	Vice President and Director of Compliance	None

12

Item 33.   Location of Accounts and Records:

State the name and address of each person maintaining principal possession of each account, book or other document required to be maintained by section 31(a) of the 1940 Act Section 15 U.S.C. 80a-30(a) and the rules under that section.

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the following offices:

(a)	Registrant:
c/o AdvisorShares Investments, LLC
3 Bethesda Metro Center, Suite 700
Bethesda, MD 20814

(b)	Advisor:
AdvisorShares Investments, LLC
3 Bethesda Metro Center, Suite 700
Bethesda, MD 20814

(c)	Sub-Advisors:
H.S. Dent Investment Management, LLC
15310 Amberly Drive, Suite 390
Tampa, FL 33647

WCM Investment Management
281 Brooks Street
Laguna Beach, California 92651

Mars Hill Partners, LLC
102 South Tejon, Suite 430
Colorado Springs, Colorado 80903

Peritus I Asset Management, LLC
26 West Anapamu, 3rd Floor
Santa Barbara, California 93101

Cambria Investment Management, Inc.
2321 Rosecrans Avenue, Suite 4210
El Segundo, California 90245

Ranger Alternative Management L.P.
300 Crescent Court, Suite 1100
Dallas, Texas 75201

Strategic Income Management, LLC
720 Olive Way, Suite 1675
Seattle, Washington 98101

Madrona Funds, LLC
2911 Bond Street, Suite 105
Everett, Washington 98201

13

(d)	Principal Underwriter:
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

(e)	Custodian:
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

Item 34.                 Management Services

Not Applicable.

Item 35.                 Undertakings

Not Applicable.

14

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Trust certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 16 to Registration Statement No. 333-157876 to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, State of Maryland on this 28th day of December, 2010.

AdvisorShares Trust

/s/ Noah Hamman
Noah Hamman
Chairman of the Board of Trustees,
Chief Executive Officer, Principal
Financial Officer and President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 16 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Noah Hamman	Chairman of the Board of Trustees,	December 28, 2010
Noah Hamman	Chief Executive Officer,
Principal Financial Officer and
President

*	Trustee	December 28, 2010
Elizabeth Piper/Bach

*	Secretary, Chief Compliance	December 28, 2010
Dan Ahrens	Officer and Treasurer

* Noah Hamman, Power of Attorney

15

Exhibit Index

Exhibit Number	Exhibit:

EX-99.D2	Schedule A as last revised December 28, 2010, to the Advisory Agreement dated June 2, 2009 between the Registrant and AdvisorShares Investments, LLC

EX-99.D4	Schedule A as last revised December 28, 2010, to the Expense Limitation Agreement dated June 2, 2009 between the Registrant and AdvisorShares Investments, LLC

EX-99.D16
Sub-Advisory Agreement dated December 21, 2010 between AdvisorShares Investments, LLC and Strategic Income Management, LLC, relating to the SiM Dynamic Allocation Diversified Income ETF and SiM Dynamic Allocation Growth Income ETF

EX-99.D17
Expense Limitation Agreement dated December 21, 2010 between AdvisorShares Investments, LLC and Strategic Income Management, LLC, relating to the SiM Dynamic Allocation Diversified Income ETF and SiM Dynamic Allocation Growth Income ETF

EX-99.E2	Exhibit A, as last revised December 28, 2010, to the ETF Distribution Agreement dated June 25, 2009 between the Registrant and Foreside Fund Services, LLC

EX-99.G2	Schedule II, as last revised November 30, 2010, to the Custody Agreement dated July 16, 2009 between the Registrant and The Bank of New York Mellon

EX-99.H2	Exhibit A, as last revised November 30, 2010, to the Fund Administration and Accounting Agreement dated July 16, 2009 between the Registrant and The Bank of New York Mellon

EX-99.H4	Appendix I, as last revised November 30, 2010, to the Transfer Agency and Service Agreement dated July 16, 2009 between the Registrant and The Bank of New York Mellon

EX-99.I7	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the SiM Dynamic Allocation Diversified Income ETF and SiM Dynamic Allocation Growth Income ETF

EX-99.P10	Code of Ethics of Strategic Income Management, LLC

EX-99.P11	Code of Ethics of Madrona Funds, LLC

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